N-2 - USD ($)		Apr. 30, 2026	Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	[1]
Cover [Abstract]
Entity Central Index Key		0001857314
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-265566
Investment Company Act File Number		811-23658
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		8
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		13
Entity Registrant Name		Forum Real Estate Income Fund
Entity Address, Address Line One		240 Saint Paul Street
Entity Address, Address Line Two		Suite 400
Entity Address, City or Town		Denver
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80206
City Area Code		(303)
Local Phone Number		501-8860
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Apr. 30, 2026
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES:	CLASS K SHARES	CLASS I SHARES	CLASS M SHARES	FOUNDERS SHARES
Sales Load (as a percentage of offering price)	None	None	None	None
Dividend Reinvestment and Cash Purchase Plan Fees	0.00%	0.00%	0.00%	0.00%
Maximum Early Repurchase Fee (as a percentage of repurchases amount)[1]	0.00%	0.00%	0.00%	0.00%

1. If a Shareholder requests that repurchase proceeds be paid by wire transfer, such Shareholder will be assessed an outgoing wire transfer fee at prevailing rates charged by the Administrator, currently $15.00.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO SHARES):
Management Fee	1.50%	1.50%	1.50%	1.50%
Fees and Interest Paid on Borrowed Funds[2]	1.37%	1.37%	1.37%	1.37%
Other Expenses[3]	0.62%	0.62%	0.62%	0.62%
Distribution and Shareholder Service (12b-1) Fee[4]	0.75%	0.00%	0.50%	0.00%
Shareholder Servicing Fee[5]	0.25%	0.10%	0.25%	0.00%
Acquired Fund Fees and Expenses[6]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	4.50%	3.60%	4.25%	3.50%
Fee Waivers and/or Expense Reimbursement[7]	(0.32)%	(0.32)%	(0.32)%	(0.32)%
Total Annual Expenses	4.18%	3.28%	3.93%	3.18%

2. The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its Shares. The costs associated with any such outstanding borrowings, as well as issuing and servicing debt securities, will be indirectly borne by the Shareholders. Interest payments on borrowed funds are based on estimated amounts for the current fiscal year.

3. Other expenses include, but are not limited to, legal fees, audit and tax fees, custody fees, administration fees, transfer agent fees, Chief Compliance Officer and Principal Financial Officer fees, and trustees’ fees. Other expenses are based on estimated amounts for the current fiscal year.

4. The Fund has adopted a Distribution and Shareholder Service Plan for Class K Shares and Class M Shares. The Fund charges a Distribution and Shareholder Service Fee of 0.75% of the average daily net assets of the Fund attributable to Class K Shares and 0.50% of the average daily net assets of the Fund attributable to Class M Shares. The Distribution and Shareholder Service Fee is paid for sale of the Class K Shares and Class M Shares, and to reimburse the Distributor for distribution-related expenses incurred. See “Plan of Distribution.”

5. The Fund charges a Shareholder servicing fee of 0.10% on an annualized basis of the average daily net assets of the Fund attributable to Class I Shares, 0.25% on an annualized basis of the average daily net assets of the Fund attributable to Class K Shares, and 0.25% on an annualized basis of the average daily net assets of the Fund attributable to Class M Shares. The Fund uses these fees to compensate financial intermediaries or financial institutions for providing ongoing Shareholder servicing. See “Shareholder Servicing Plan and Distribution and Service Plan.”

6. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investments companies and are not direct costs paid by Fund Shareholders. The “Acquired Fund Fees and Expenses” disclosed above are based on estimated amounts for the current fiscal year.

7. The Adviser and the Fund have entered into the Expense Limitation Agreement pursuant to which the Adviser has contractually agreed to waive its management fee and/or pay or reimburse the ordinary annual operating expenses of the Fund to the extent necessary to limit the Fund’s operating expenses to 2.80% of the Class K Shares’ average daily net assets, 1.90% of the Class I Shares’ average daily net assets, 2.55% of the Class M Shares’ average daily net assets, and 1.80% of the Founders Shares’ average daily net assets. The Fund’s ordinary operating expenses include organization and offering costs, but exclude brokerage commissions and other similar transactional expenses, interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees (including commitment fees), taxes, litigation and indemnification expenses, judgments, and extraordinary expenses. The Adviser is entitled to seek reimbursement from the Fund of fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that a reimbursement will not cause a Class’s operating expenses (after giving effect to the reimbursement) to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement. The Expense Limitation Agreement will continue in effect through October 31, 2027 and will renew automatically for successive periods of one year thereafter, unless written notice of termination is provided by the Adviser to the Fund not less than 10 days prior to the end of the then-current term. No such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay amounts of fees waived or expenses paid or reimbursed with respect to periods prior to the date of such termination. The Board may terminate the Expense Limitation Agreement at any time on not less than 10 days’ prior notice to the Adviser, and the Expense Limitation Agreement may be amended at any time only with the consent of both the Adviser and the Board. See “Management of the Fund — Expense Limitation Agreement.”

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

The purpose of the Summary of Expenses Table is to assist prospective investors in understanding the various fees and expenses that they will bear, directly and indirectly, if they buy and hold shares of the Fund. More information about management fees, fee waivers and other expenses is available in “Management of the Fund” starting on page 50 of this Prospectus.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes an investment of $1,000 in the Fund for the time periods indicated, that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same in the years shown. The example reflects the fee waiver/expense reimbursement arrangement through the date of its scheduled termination. The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of Shares.

Based on these assumptions and assuming you hold all of your Shares at the end of each period, your costs would be:

EXAMPLE	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class K	$ 42	$ 133	$ 225	$ 460
Class I	$ 33	$ 107	$ 184	$ 384
Class M	$ 40	$ 126	$ 214	$ 439
Founders Shares	$ 32	$ 104	$ 179	$ 375

The purpose of the above table is to help a holder of Shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

Purpose of Fee Table , Note [Text Block]

The purpose of the Summary of Expenses Table is to assist prospective investors in understanding the various fees and expenses that they will bear, directly and indirectly, if they buy and hold shares of the Fund. More information about management fees, fee waivers and other expenses is available in “Management of the Fund” starting on page 50 of this Prospectus.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes an investment of $1,000 in the Fund for the time periods indicated, that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same in the years shown. The example reflects the fee waiver/expense reimbursement arrangement through the date of its scheduled termination. The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of Shares.

Basis of Transaction Fees, Note [Text Block]		(as a percentage of repurchases amount)
Other Expenses, Note [Text Block]		Other expenses include, but are not limited to, legal fees, audit and tax fees, custody fees, administration fees, transfer agent fees, Chief Compliance Officer and Principal Financial Officer fees, and trustees’ fees. Other expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees Estimated, Note [Text Block]		“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investments companies and are not direct costs paid by Fund Shareholders. The “Acquired Fund Fees and Expenses” disclosed above are based on estimated amounts for the current fiscal year.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

The table below contains information related to senior securities, including reverse repurchase agreements, of the Fund for the periods set forth below.

SENIOR SECURITIES

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period Ended[1] December 31, 2021
Reverse Repurchase Agreements				—	—
Payable for securities sold under agreements to repurchase (000’s)	$ 95,049	$ 35,359	$ 18,049	$ 13,954	$ 14,127
Asset coverage end of period per $1,000 of payable for securities sold under agreements to repurchase	$ 5,209	$ 6,476	$ 6,223	$ 5,051	$ 5,083

1. The Fund commenced operations on April 16, 2021.

Senior Securities Amount				$ 95,049,000	$ 35,359,000	$ 18,049,000	$ 13,954,000	$ 14,127,000
Senior Securities, Note [Text Block]

The table below contains information related to senior securities, including reverse repurchase agreements, of the Fund for the periods set forth below.

SENIOR SECURITIES

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period Ended[1] December 31, 2021
Reverse Repurchase Agreements				—	—
Payable for securities sold under agreements to repurchase (000’s)	$ 95,049	$ 35,359	$ 18,049	$ 13,954	$ 14,127
Asset coverage end of period per $1,000 of payable for securities sold under agreements to repurchase	$ 5,209	$ 6,476	$ 6,223	$ 5,051	$ 5,083

1. The Fund commenced operations on April 16, 2021.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives, Policies, and Strategies

INVESTMENT OBJECTIVES

The Fund’s primary objectives are to maximize current income and to preserve investor capital, with a secondary focus on long-term capital appreciation. The Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval. Shareholders will, however, receive at least 60 days’ prior notice of any change to the Fund’s investment objective. There can be no assurance the Fund will meet its investment objectives.

INVESTMENT STRATEGIES

The Fund concentrates its investments (i.e., invests more than 25% of its assets) in the real estate industry. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of commercial real estate loans and other real estate related investments located in the United States. “Real estate related investments” include, but are not limited to, agency and non-agency CMBS, commercial real estate CLOs, preferred equity issued by REITs or companies that develop, own and operate commercial real estate assets, mezzanine loans backed by commercial real estate assets, and securities issued by publicly traded REITs. To a lesser extent, the Fund may invest directly in commercial real estate. The categories of commercial real estate underlying the Fund’s investments include, but are not limited to, multifamily, industrial, mixed use, hospitality, office and retail.

The Fund may invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are referred to as “high yield” securities and “junk bonds,” have speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be illiquid and difficult to value. There are no limits on the Fund’s investments in below investment grade securities or their equivalents.

The Fund’s 80% investment policy may be changed by the Board without Shareholder approval. Shareholders will, however, receive at least 60 days’ prior notice of any change to the Fund’s 80% investment policy.

The Adviser’s goal is to take a nimble investment approach to real estate by investing in the preferred equity, mezzanine debt and senior debt of issuers in the real estate industry. The Adviser believes that its affiliation with FREG, a full-service real estate investment and development firm, and its relationship with the Sub-Adviser, an indirect wholly owned subsidiary of a global asset manager that will enable the Adviser to take advantage of relative value opportunities in the real estate industry through all phases of a market cycle, and will provide unique access to investments that have high barriers to entry and niche real estate products across the real estate industry. Additionally, the Fund will have access to both traditional and bespoke credit opportunities because the Sub-Adviser’s large scale and long-standing global industry relationships will help the Fund to participate in transactions that are not widely syndicated. The Fund will also benefit from FREG’s extensive experience as a commercial real estate operator and the Adviser’s “Owner’s Mentality” when underwriting investment opportunities.

Co-Investments.    The Fund, the Adviser and certain other funds affiliated with the Adviser have received exemptive relief from the SEC that enables the Fund to engage in certain co-investment transactions with its affiliates, subject to certain conditions. As required by the exemptive order, the Fund has adopted, and the Board, including the “required majority” (as defined in Section 57(o) of the 1940 Act) of the Board, has approved, policies and procedures reasonably designed to ensure compliance with the terms of the exemptive order, and the Adviser and the Fund’s Chief Compliance Officer will provide regular reporting to the Board. Co-investment transactions may give rise to conflicts of interest or perceived conflicts of interest among the Fund and its affiliates. The exemptive order imposes certain conditions that may limit or restrict the Fund’s ability to participate in an investment or participate in an investment to a lesser extent. A copy of the application for exemptive relief, including all of the conditions and the related order is available on the SEC’s website at www.sec.gov. See “Conflicts of Interest.”

Leverage.    In pursuing the Fund’s investment objective, the Fund may seek to enhance returns through the use of leverage. The Fund primarily enters into financing transactions using reverse repurchase agreements, and may also enter into credit agreements and other loan transactions with financial institutions such as banks. Under the Investment Company Act, the Fund’s aggregate amount of indebtedness, regardless of the form it takes, is limited to up to 33⅓% of the Fund’s total assets (including the assets subject to, and obtained with the proceeds of, such indebtedness) immediately after entering into any type of financing transaction. Certain types of the Fund’s investments may also utilize property level debt financing (i.e., mortgages on properties that are non-recourse to the Fund except in extremely limited circumstances).

As of the date of this Prospectus, the Fund has a revolving credit agreement (the “Credit Facility”) with CIBC Bank USA (the “Agent”). The Credit Facility currently permits borrowings up to $20 million. The purpose of the Credit Facility is to provide working capital to the Fund to manage its liquidity needs. The Adviser also intends to use the Credit Facility as part of its leveraging strategy that seeks to enhance the Fund’s returns. The Credit Facility has an interest rate equal to SOFR plus a 2.85% applicable margin per annum. Additionally, the Fund will pay a non-use fee for the period from the closing date of the Credit Facility to the termination date, at the rate of 0.25% multiplied by each lender’s pro rata share of the difference between the revolving commitment under the Credit Facility and the average daily revolving amount outstanding during the period of calculation. In the future, the Credit Facility may be replaced or refinanced by one or more credit facilities having substantially different terms or by the use of other forms of leverage.

Leverage magnifies volatility and will decrease the Fund’s return if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The Fund’s leverage strategy may not work as planned or achieve its goal. See “Risk Factors — Leverage Risk.”

Non-Diversified Status.    Although the Fund is a “non-diversified” investment company within the meaning of the Investment Company Act, and as such may invest a greater portion of its assets in a more limited number of issuers than a diversified fund, the Fund will seek to achieve diversification by investing across real estate asset classes, property types, positions in the capital stack, and geographic locations. The real estate underlying the Fund’s investments will be located in the United States.

TYPES OF INVESTMENTS

The Fund expects that its real estate-related debt investments will be secured by or issued in connection with one or more to the following broad types of commercial real estate: (1) multifamily, (2) office, (3) retail, and (4) industrial properties.

Multifamily.    Multifamily properties are generally defined as having five or more dwelling units that are part of a single complex and offered for rental use as opposed to detached single-family residential properties. There are three main types of multifamily properties: garden-style (mostly one-story apartments); low-rise; and high-rise. Apartments generally have the lowest vacancy rates of any property type, with the better performing properties typically located in urban markets or locations with strong employment and demographic dynamics.

Office.    Office properties are generally categorized based upon location and quality. Buildings may be located in Central Business Districts or suburbs. Buildings are also classified by general quality and size, ranging from “Class A” properties which are generally large-scale buildings of the highest quality to “Class C” buildings which are generally considered to be below investment grade.

Retail.    The retail sector is comprised of five main formats: neighborhood retail, community centers, regional centers, super-regional centers and single-tenant stores. Location, convenience, accessibility and tenant mix are generally considered to be among the key criteria for successful retail investments. Retail leases tend to range from three to five years for small tenants and 10 to 15 years for large anchor tenants. Leases, particularly for anchor tenants, may include a base payment plus a percentage of retail sales. Income and population density are generally considered to be key drivers of local retail demand.

Industrial.    Industrial properties are generally categorized as warehouse/distribution centers, research and development facilities, flex space or manufacturing. The performance of industrial properties is typically dependent on the proximity to economic centers and the movement of trade and goods. In addition, industrial properties typically utilize a triple-net lease structure pursuant to which the tenant is generally responsible for property operating expenses in addition to base rent which can help mitigate the risks associated with rising expenses.

Other Real Estate Investments.    In addition to office, retail, multifamily, and industrial commercial real estate (“CRE”) properties, the Fund may also acquire positions backed by other alternative types of CRE properties, including but not limited to student housing, data centers, self-storage, wireless towers, truck terminals, single family rentals, manufactured housing, hospitality, and medical and healthcare facilities, including hospitals, medical office buildings, senior housing, skilled nursing facilities, assisted living facilities, and research facilities.

REAL ESTATE-RELATED DEBT INVESTMENTS

The Fund invests in real estate-related debt investments by engaging in any of the following transactions: purchasing or participating in commercial real estate related debt (“CRE Debt”) investments, purchasing loans from third-party sellers, or investing in or purchasing securities through a real estate investment vehicle. The experience of the Adviser and its affiliates will provide the Fund flexibility in a variety of market conditions. Under the terms of the Investment Management Agreement between the Fund and the Adviser, the Fund is responsible for certain real estate transaction related expenses, including expenses incurred in connection with borrowings or the acquisition, holding, and disposition of real estate investments. Accordingly, to the extent expenses associated with originating or servicing such loans are not borne by the borrower, the Fund will be responsible for such expenses.

The Fund may also seek to take advantage of market dislocations by opportunistically purchasing discounted loans and securities in the secondary market and making direct real estate investments (“Direct Real Estate Investments”).

The Fund expects that the real estate-related debt investments will generally consist of the following types of commercial real estate debt:

First Mortgage Loans.    First mortgage loans are loans that have the highest priority to claims on the collateral securing the loans in foreclosure. First mortgage loans generally provide for a higher recovery rate and lower defaults than other debt positions due to the lender’s favorable control features which at times may mean control of the entire capital structure.

Subordinate Mortgage Loans.    Subordinate mortgage loans are loans that have a lower priority to collateral claims. Investors in subordinate mortgages are compensated for the increased risk from a pricing perspective as compared to first mortgage loans but still benefit from a direct lien on the related property or a security interest in the entity that owns the real estate. Investors typically receive principal and interest payments at the same time as senior debt unless a default occurs, in which case these payments are made only after any senior debt is repaid in full. Rights of holders of subordinate mortgages are usually governed by participation and other agreements.

Mezzanine Loans.    Mezzanine loans are a type of subordinate loan in which the loan is secured by one or more direct or indirect ownership interests in an entity that directly or indirectly owns real estate. Investors in mezzanine loans are compensated for the increased credit risk from a pricing perspective and still benefit from the right to foreclose on its security, in many instances more efficiently than first mortgage loans. Upon a default by the borrower under a mezzanine loan, the mezzanine lender generally can take control of the property-owning entity on an expedited basis, subject to the rights of the holders of debt senior in priority on the property. Rights of holders of mezzanine loans are usually governed by intercreditor or interlender agreements.

Participations in Loans.    For certain select real estate-related loans, including investments in first mortgage loans, subordinate mortgage loans, mezzanine loans, and other commercial real estate related loans, the Fund may enter into participation agreements or intercreditor agreements, potentially in a subordinate position to other participants in a syndicated lending structure.

CMBS

The Fund invests in agency and non-agency CMBS. CMBS are commercial mortgages pooled in a trust that are principally secured by real property or interests in real property. Accordingly, these securities are subject to all of the risks of the underlying loans. CMBS are structured with credit enhancement, as dictated by the major rating agencies and their proprietary rating methodologies, to protect against potential cash flow delays and shortfalls. This credit enhancement usually takes the form of allocation of loan losses to investors in reverse sequential order of priority (equity to AAA classes), whereas interest distributions and loan prepayments are usually applied sequentially in order of priority (AAA classes to equity).

Agency CMBS are CMBS that are issued by a U.S. government agency such as the Government National Mortgage Association (“Ginnie Mae”) or a federally chartered corporation such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

Non-agency CMBS are securities that are not issued or guaranteed by a U.S. government agency or federally chartered corporation. Like agency CMBS, non-agency CMBS are securities backed by obligations (including certificates of participation in obligations) that are principally secured by commercial mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, retail space, office buildings, industrial or warehouse properties, hotels, apartments, nursing homes and senior living facilities. Non-agency CMBS are typically issued in multiple tranches whereby the more senior classes are entitled to priority distributions to make specified interest and principal payments on such tranches. Losses and other shortfalls from expected amounts to be received on the mortgage pool are borne by the most subordinate classes, which receive payments only after the more senior classes have received all principal and/or interest to which they are entitled. The credit quality of non-agency CMBS depends on the securitization structure and the credit quality of the underlying mortgage loans, which is a function of factors such as the principal amount of loans relative to the value of the related properties, the mortgage loan terms, such as amortization, market assessment and geographic location, construction quality of the property, and the creditworthiness of the borrowers.

The typical commercial mortgage is a five or ten-year loan, with a 30-year amortization schedule and a balloon principal payment due on the maturity date. Most fixed-rate commercial loans have strong prepayment protection and require prepayment penalty fees or defeasance. The loans are often structured in this manner to maintain the collateral pool’s cash flow or to compensate the investors for foregone interest collections.

Mortgage-backed securities may include multiple types of securities, including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes each with a specified fixed or floating interest rate and a final scheduled distribution rate. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.

The Fund may also purchase risk-retention bonds off of single asset/single borrower CMBS securitizations. These bonds are typically horizontal pari passu interests in the most subordinate tranches of CMBS transactions. Based on regulatory requirements, these risk-retention bonds must be held for a minimum of five years and cannot be leveraged. In addition, transfer requirements restrict the ability to sell these investments after the minimum five-year hold period to only approved transferees under federal risk-retention rules.

PREFERRED EQUITY

The Fund may purchase preferred equity securities issued by entities that own real estate or real estate-related investments, including private REITs or publicly traded REITs. Preferred equity interests are generally senior with respect to the payments of dividends and other distributions, redemption rights and rights upon liquidation to such entity’s common equity. Investors in preferred equity are typically compensated for their increased credit risk from a pricing perspective with fixed payments but may also participate in capital appreciation. Upon a default by a general partner of a preferred equity issuer, there typically is a change of control event and the limited partner assumes control of the entity. Rights of holders of preferred equity are usually governed by partnership agreements.

POTENTIAL INVESTMENT STRUCTURES

The Fund may gain exposure to CRE Debt Investments and Direct Real Estate Investments both directly and indirectly through three types of potential investment structures, as set forth below.

•     Wholly owned subsidiaries of the Fund (“Wholly Owned Entities”). The Fund may invest in CRE Debt Investments and Direct Real Estate Investments through one or more Wholly Owned Entities. Direct Real Estate Investments owned through Wholly Owned Entities may include fee simple (i.e., an absolute title to the underlying real estate free of any other claims), leasehold ownership, or a partnership interest in the underlying real estate. Unlike investments through Co-Investment Entities or Joint Venture Entities (both as defined below), the Fund will maintain complete ownership of any underlying Direct Real Estate Investments or CRE Debt Investment held by a Wholly Owned Entity and as a result, the Fund will bear all risks associated with the underlying Direct Real Estate Investments or CRE Debt Investment. The Fund will, however, have greater flexibility as to disposition or restructuring of a CRE Debt Investment or the renovation, redevelopment, repositioning, or disposition of an underlying Direct Real Estate Investments held by the Wholly Owned Entity because the Fund will be in a position to exercise sole decision-making authority with respect to such underlying Direct Real Estate Investments or CRE Debt Investment. Further, investments in real estate made through a Wholly Owned Entity will not be subject to the risk of bankruptcy of a third party or failure of such third party to fund any required capital contributions, or the risk of disputes between the Fund and its joint venture partners that could result in litigation or arbitration that would increase the Fund’s expenses.

•     Entities in which the Fund co-invests alongside unaffiliated third-party investors (“Co-Investment Entities”). Instead of acquiring full ownership of Direct Real Estate Investments or CRE Debt Investments through a Wholly Owned Entity, the Fund may acquire partial interests through entities in which the Fund co-invests with unaffiliated third parties. The Fund’s ownership percentage in a Co-Investment Entity will generally be pro rata to the amount of money the Fund applies to the total commitment amount for any underlying CRE Debt Investments or purchase price (including financing, if applicable) and the acquisition, construction, development, or renovation expenses, if any, of an underlying Direct Real Estate Investments, as applicable, owned by the Co-Investment Entity. Unaffiliated third parties may invest in the Co-Investment Entity on terms that may vary from those of the Fund. The Fund expects that any unaffiliated third parties that will invest alongside the Fund in a Co-Investment Entity will generally be institutional investors such as investment managers, unaffiliated investment companies, or real estate developers. Co-investments made by the Fund may result in certain conflicts of interest. See “Conflicts of Interest.”

•     Entities in which the Fund co-invests solely alongside unaffiliated third parties and over which the Fund exerts some control (“Joint Venture Entities”). The Fund may enter into Joint Venture Entities with third parties, including partnerships, co-tenancies and other co-ownership arrangements or participations with mortgage or investment banks, financial institutions, real estate developers, owners, or other non-affiliated third parties for the purpose of owning or operating Direct Real Estate Investments or CRE Debt Investments through Joint Venture Entities. In such event, the Fund would not be in a position to exercise sole decision-making authority regarding any underlying Direct Real Estate Investments or CRE Debt Investments held by the Joint Venture Entity, and as a result the Fund may also be subject to the potential risk of impasses on decisions, such as a sale, because neither it nor its joint venture partners would have full control over the investments held by the Joint Venture Entity.

See “Risk Factors — Risks of Investing in Real Estate-Related Investments — Partial Ownership Interests” and “— Reliance on Third-Party Managers or Joint Venture Partners.” Unlike investments in Wholly Owned Entities, investments in Joint Venture Entities may, under certain circumstances, involve risks related to the involvement of a third party, including the possibility that the Fund’s joint venture partners might become bankrupt or fail to fund their required capital contributions. As with a Co-Investment Entity, the Fund expects that the other unaffiliated third-party joint venture partners that will invest alongside the Fund in a Joint Venture Entity will generally be institutional investors such as investment managers, unaffiliated investment companies, or real estate developers.

When considering entering into a joint venture, the Adviser and the Fund’s management will consider all facts they feel are relevant including, but not limited to, the nature and attributes of the other members of a potential Joint Venture Entity, the proposed structure of a Joint Venture Entity, the nature of the operations, liabilities and assets a Joint Venture Entity may conduct or own, and the proportion of the size of the Fund’s interest when compared to the interests owned by other members of a Joint Venture Entity.

If and to the extent the Fund establishes a subsidiary, such subsidiary will comply with the provisions of the Investment Company Act governing investment policies, capital structure, and leverage on an aggregate basis with the Fund. Moreover, if in the future the Fund sets up a subsidiary that has an investment adviser, such investment adviser will comply with the provisions of the Investment Company Act relating to investment advisory contracts as if it were an investment adviser to the Fund, and such subsidiary will comply with the affiliated transaction and custody provisions of the Investment Company Act.

The Fund does not currently intend to invest in any entities that primarily engage in investment activities in securities or other assets and that are primarily controlled by the Fund. Notwithstanding the foregoing, the Fund may conduct certain activities or invest in assets through one or more wholly owned “taxable REIT subsidiaries” (each, a “TRS”). A TRS is a corporation other than a REIT in which a REIT directly or indirectly holds stock and that has made a joint election with such REIT to be treated as a TRS. Other than some activities relating to management of hotel and health care properties, a TRS may generally engage in any business, including the provision of customary or non-customary services to tenants of its parent REIT. In general, the Fund may not own more than 10%, as measured by voting power or value, of the securities of a corporation that is not a wholly owned “qualified REIT subsidiary” unless the Fund and such corporation make a joint election to treat it as a TRS. For taxable years beginning on or prior to December 31, 2025, no more than 20% of the value of the Fund’s total assets may consist of stock or securities of one or more TRSs. For taxable years beginning after December 31, 2025, no more than 25% of the value of the Fund’s total assets may consist of stock or securities of one or more TRSs. See “Risks Associated with Taxable REIT Subsidiaries.”

INVESTMENT PROCESS

The portfolio managers, Pat Brophy, Neil Shah, and Jason Brooks, run the investment process and jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one portfolio manager in relation to the others.

OTHER INFORMATION REGARDING INVESTMENT STRATEGY

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Fund may invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these circumstances, the Fund may not achieve its investment objectives. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the Investment Company Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. For the fiscal year ending December 31, 2025, the portfolio turnover was 81%. Higher rates of portfolio turnover may generate short-term capital gains taxable as ordinary income and dividends paid may not qualify for advantageous federal tax rates. There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Considerations.”

Risk Factors [Table Text Block]
Risk Factors

Investing in the Fund involves risks, including the risk that an investor may receive little or no return on their investment or that an investor may lose part or all of such investment. An investment in the Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends or distributions, as applicable. You should consider carefully the following principal risks before investing in the Fund.

General Risks of Investing in the Fund

FLUCTUATIONS IN FUND NAV

The Fund’s NAV may be significantly affected by numerous factors, including the risks described in this Prospectus, many of which are outside of the Fund’s control. There is no guarantee that the Fund’s NAV will not decrease and it may fluctuate significantly.

INVESTMENT AND MARKET RISK

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit rating downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

The success of the Fund’s investment activities will be affected by these general economic and market conditions. Additionally, environmental and public health risks, such as natural disasters or pandemics/epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The U.S. stock and credit markets have experienced price volatility, dislocations and liquidity disruptions in the past. Any future disruptions in the capital and credit markets will adversely affect the Fund’s ability to identify suitable investments, obtain financing and exit investments at the desired times and on terms favorable to the Fund, which in turn may adversely affect the Fund’s financial condition, results of operations, cash flow and ability to make distributions to Shareholders.

Geopolitical instability, including the ongoing conflict between Russia and Ukraine and armed conflicts involving Israel, actual and potential shifts in United States foreign, trade, economic and other policies, and rising trade tensions between the United States and Canada, China, and Mexico, as well as other global events, have significantly increased macroeconomic uncertainty at a national and global level. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund.

The Fund does not know how long the U.S. economy, financial markets and real estate markets and operations may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy, financial markets and real estate markets and operations. Those events also could have an acute effect on individual issuers or tenants or related groups of issuers or tenants. These risks also could adversely affect individual properties and investments, interest rates, secondary trading, risk of tenant defaults, decreased occupancy at our properties, credit risk, inflation, deflation and other factors that could adversely affect the Fund’s investments, net investment income and the net asset value of the Shares.

CLOSED-END INTERVAL FUND RISK

The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

REPURCHASE OFFERS RISK

Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Accordingly, you may not be able to sell your Shares when or in the amount that you desire. Additionally, if a repurchase offer is oversubscribed, Shareholders may be unable to liquidate the full amount of Shares tendered during a particular repurchase offer (see “Quarterly Repurchase Offers”).

The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective.

If proceeds of the Offering are used to meet repurchase obligations, it may constitute a return of capital, resulting in tax consequences to the Shareholders (see “U.S. Federal Income Tax Considerations” below). Any use of capital to meet repurchase obligations will be distributed after payment of Fund fees and expenses. If the Fund sells investments in order to fund repurchase requests, the repurchase of Shares generally will be a taxable event for the Shareholder tendering its Shares. For a discussion of these tax consequences, see “U.S. Federal Income Tax Considerations” below and in the SAI. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. Under certain circumstances, consistent with the requirements of the Fund’s Declaration of Trust and By-Laws and the provisions of the Investment Company Act and the rules thereunder including Rule 23c-3, the Fund may repurchase or redeem at NAV the Shares of a Shareholder, or any person acquiring Shares from or through a Shareholder, without consent or other action by the Shareholder or other person. Please see “Quarterly Repurchase Offers — Involuntary Repurchases” in this Prospectus and “Repurchases and Transfers of Shares — Involuntary Repurchases” in the SAI for additional information.

LIQUIDITY RISK

To the extent consistent with the applicable liquidity requirements for interval funds, the Fund may invest without limit in illiquid investments. Liquidity risk exists when particular investments are difficult to purchase or sell at the time that the Fund would like or at the price that the Fund believes such investments are currently worth. Many of the Fund’s investments may be illiquid. The term “illiquid investments” for this purpose means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in volatile markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. The liquidity of certain assets, particularly of privately issued and non-investment grade mortgage-backed securities, asset-backed securities and collateralized debt obligations, may be difficult to ascertain and may change over time. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

COMPETITION RISK

Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. The Fund’s profitability depends, in large part, on its ability to acquire target assets at attractive prices. In acquiring its target assets, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds, REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions. Desirable investments in the Fund’s target assets may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time. The Fund cannot assure you that the competitive pressures it faces will not have a material adverse effect on its business, financial condition and results of operations or the Fund’s ability to locate, consummate and exit investments that satisfy its investment objectives.

MANAGEMENT RISK AND RELIANCE ON KEY PERSONNEL

The Fund is subject to management risk because it is an actively managed investment portfolio. There can be no guarantee that the investment decisions made by the Adviser will produce the desired performance results. Regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Adviser to restrict or prohibit participation in certain investments, or may affect the investment techniques available to the Adviser in connection with managing the Fund. In such circumstances, the Fund may purchase other securities or instruments as substitutes, which may not perform as intended and could adversely affect the ability of the Fund to achieve its investment objectives.

In connection with the investment process, the Adviser or the Sub-Adviser, as applicable, will exercise its professional judgment in evaluating important and complex business, financial, tax, accounting and legal issues and will rely on the third-party resources reasonably available to it. Such resources may not be sufficient, accurate, complete or reliable, and the Adviser’s or Sub-Adviser’s due diligence may not reveal or identify all matters that could have a material effect on the value of an investment. Moreover, even if due diligence reveals certain factors that prove to have a material effect on the value of an investment, there is no guarantee that the Adviser or the Sub-Adviser, as applicable, will accurately predict at the time of considering an investment that such factors will ultimately prove to have such a material effect.

There can be no assurance that the key personnel at the Adviser or the Sub-Adviser will be retained. The ability to retain such personnel or to attract suitable replacements should any such persons leave is dependent on the competitive nature of the employment market. The loss of the services of one or more of the Adviser’s or Sub-Adviser’s key employees could have an adverse impact on the Fund’s ability to realize its investment objectives.

BELOW INVESTMENT GRADE (HIGH YIELD OR JUNK) SECURITIES RISK

There is no limit on the Fund’s ability to invest in below investment grade securities. Below investment grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment, both in the short-term and the long-term.

CYBERSECURITY RISKS

The Adviser, the Sub-Adviser, the Fund and its other Service Providers depend heavily upon computer systems to perform necessary business functions. Despite the implementation of a variety of security measures, their computer systems could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, the Adviser, the Sub-Adviser, the Fund and its other Service Providers may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the Adviser’s, the Sub-Adviser’s, the Fund’s or its other Service Providers’ computer systems and networks, or otherwise cause interruptions or malfunctions in the operations of such entities, which could result in damage to their reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.

CONCENTRATION RISK

The Fund’s investments in real estate debt are expected to be secured by commercial real estate assets. The Fund’s concentration in the commercial real estate industry may increase the volatility of the Fund’s returns and may also expose the Fund to the risk of economic downturns in this industry to a greater extent than if its portfolio also included investments in other industries. While this portfolio concentration may enhance total returns to the Shareholders, if any large position sustains a material loss, the returns to the Fund, and thus to Shareholders, will be lower than if the Fund had invested in a more diversified portfolio.

Further, there is no limit regarding the amount of Fund assets that may be invested in commercial real estate in any single geographic area within the United States. To the extent the Fund concentrates its investments in a limited number of commercial real estate assets or geographic areas, the Fund will be subject to certain risks relating to concentrated investments. The Fund’s revenue from, and the value of, its commercial real estate assets located in any single concentrated region may be affected disproportionately by a number of factors, including local commercial real estate conditions (such as oversupply of or reduced demand for such properties) and the local economic climate. Business layoffs, downsizing, industry slowdowns, changing demographics, and other factors may adversely impact the local economic climate. A downturn in either the local economy or in general real estate conditions for any market in which the Fund’s investments are concentrated could adversely affect the Fund’s financial condition, results of operations, cash flow and ability to make distributions to Shareholders.

VALUATION RISKS

The price the Fund pays for its private commercial real estate investments will be based on the Adviser’s projections of market demand, occupancy levels, rental income, the costs of any development, redevelopment or renovation of a property, borrower expertise and other factors. If any of such projections are inaccurate or it ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and the Fund could experience losses. Accurate valuations may be more difficult to obtain in times of low transaction volume due to fewer market transactions that can be considered in the context of an appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s real property investments between valuations, or to obtain complete information regarding any such events in a timely manner.

For the purposes of calculating the Fund’s NAV, private commercial real estate investments will initially be valued at cost, which the Fund expects to represent fair value at that time. Thereafter, valuations of private commercial real estate investments will be derived from an independent third-party service provider on a semi-annual basis.

Within the parameters of the valuation policies adopted by the Valuation Designee and approved by the Board, the valuation methodologies used to value the Fund’s private commercial real estate investments will involve subjective judgments and projections that may not materialize. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not materialize. Valuations of the Fund’s private CRE Debt investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s or the Adviser’s control. Valuations of the Fund’s private CRE Debt investments by an independent third-party service provider are generally conducted semi-annually. In the interim between third-party evaluations, the Adviser’s Valuation Committee shall value each such investment on a monthly basis as set forth in the valuation procedures adopted by Adviser and approved by the Board (see “Determination of Net Asset Value”). It may be difficult for the Valuation Designee to quantify the impact of financial conditions and other factors relevant to the valuation of such an asset, and the information necessary to make a full assessment of the asset’s fair value may not be immediately available, which may require the Valuation Designee to make an assessment of fair value with incomplete information.

The Fund’s Board has designated the Adviser as the Fund’s Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act. However, the Adviser’s participation in the Fund’s valuation process could result in a conflict of interest, since the fee payable to the Adviser is based on the Fund’s average daily net assets. A material change in a private commercial real estate investment or a new appraisal of a private commercial real estate investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per share. Real estate valuations do not necessarily represent the price at which assets will sell, since market prices of real estate assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset is actually sold in the market, and the difference between carrying value and the ultimate sales price could be material.

Accurate valuations may be more difficult to obtain in times of low transaction volume due to fewer market transactions that can be considered in the context of an appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s real property investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is fully evaluated.

REVERSE REPURCHASE AGREEMENTS RISK

The use of reverse repurchase agreements involves many of the same risks involved in the use of leverage, because the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement will decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund will decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experience insolvency, the Fund could be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements, the Fund’s NAV will decline, and, in some cases, the Fund could be worse off than if it had not used such instruments.

LEVERAGE RISK

The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and leverage attributable to reverse repurchase agreements, dollar rolls or similar transactions. The Fund will add financial leverage to its portfolio representing up to approximately 33⅓% of the Fund’s total assets, which includes the assets subject to, and obtained with the proceeds of, the leveraging activity). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The use of leverage will cause the Fund to incur additional expenses and significantly magnify the Fund’s losses in the event of underperformance of the Fund’s underlying investments.

Use of leverage creates an opportunity for increased income and return for Shareholders but, at the same time, creates risks, including the likelihood of greater volatility in the NAV and market price of, and distributions on, the Shares. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Fund’s NAV, which will be borne entirely by the Fund’s Shareholders. There can be no assurance that the Fund’s leveraging strategy will be successful during any period in which it is employed. Leverage involves risks and special considerations for common Shareholders, including:

•     the likelihood of greater volatility of NAV, market price and dividend rate of the common Shares than a comparable portfolio without leverage;

•     the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any other leverage that the Fund must pay will reduce the return to the common Shareholders;

•     the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common Shares;

•     when the Fund uses leverage, the investment advisory fees payable to the Adviser and the Sub-Adviser will be higher than if the Fund did not use leverage; and

•     leverage may increase operating costs, which may reduce total return.

The Fund may be subject to investment restrictions of any applicable nationally recognized statistical rating organization (NRSRO) and/or credit facility lenders as a result of its use of financial leverage. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or portfolio requirements will significantly impede the Adviser or the Sub-Adviser in managing the Fund’s portfolio in accordance with its investment objectives and policies. Nonetheless, if these covenants or guidelines are more restrictive than those imposed by the 1940 Act, the Fund may not be able to utilize as much leverage as it otherwise could have, which could reduce the Fund’s investment returns.

In addition, the Fund expects that any notes it issues or credit facility it enters into would contain covenants that, among other things, will likely impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations and currency hedging requirements on the Fund. These covenants would also likely limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change fundamental investment policies and engage in certain transactions, including mergers and consolidations. Such restrictions could cause the Adviser to make different investment decisions than if there were no such restrictions and could limit the ability of the Board of Trustees and Shareholders to change fundamental investment policies.

Although it does not currently contemplate doing so, the Fund may in the future issue preferred shares as a form of financial leverage. Any such preferred shares of the Fund would be senior to the common shares, such that holders of preferred shares would have priority over the distribution of the Fund’s assets, including dividends and liquidating distributions.

LEVERAGE LIMITATIONS UNDER THE INVESTMENT COMPANY ACT

As a closed-end investment company that is registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act and the rules thereunder. The Investment Company Act generally limits the extent to which the Fund is able to use borrowings and “uncovered” transactions that give rise to a form of leverage, including reverse repurchase agreements and any other senior securities representing indebtedness, to 33⅓% of the Fund’s total assets, including assets attributable to such leverage. That is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) will be at least 300% of the senior securities representing indebtedness. In addition, the Fund is not permitted to declare any cash dividend or other distribution on common shares unless, at the time of such declaration, this asset coverage test is satisfied.

Rule 18f-4 under the Investment Company Act (“Rule 18f-4”) regulates the use of derivatives and certain related instruments, including reverse repurchase agreements, by certain funds registered under the Investment Company Act. The Fund qualifies as a “limited derivatives user” as defined in Rule 18f-4, and accordingly the Fund is not required to establish a derivatives risk management program or to appoint a derivatives risk manager. The Fund has, however, adopted policies and procedures to manage its aggregate derivatives risk.

Since the Fund qualifies as a limited derivatives user, the Fund treats its holdings of reverse repurchase agreements as senior securities under Section 18 of the Investment Company Act. Accordingly, reverse repurchase agreements are subject to the 300% asset coverage requirements described above. The Fund combines the aggregate amount of indebtedness associated with reverse repurchase agreements or similar financing instruments with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio.

To the extent that Wholly Owned Entities directly incur leverage in the form of debt, the amount of such recourse leverage used by the Fund and such Wholly Owned Entities is consolidated and treated as senior securities for purposes of complying with the Investment Company Act’s limitations on leverage by the Fund. Accordingly, it is the Fund’s present intention to utilize leverage through debt or borrowings, including reverse repurchase agreements, in an amount not to exceed 33⅓% of the Fund’s total assets (i.e., maintain 300% asset coverage), including the amount of any direct debt or borrowing by Wholly Owned Entities. Certain types of the Fund’s investments may also utilize property level debt financing (i.e., mortgages on properties that are non-recourse to the Fund except in extremely limited circumstances).

Risks of Investing in Real Estate-Related Investments

GENERAL RISKS RELATING TO REAL ESTATE-RELATED DEBT AND PREFERRED EQUITY INVESTMENTS

The Fund invests in a variety of real estate-related debt and preferred equity investments, and will be subject to a variety of risks in connection with such investments. Any deterioration of real estate fundamentals generally, and in the United States in particular, could negatively impact the Fund’s performance by making it more difficult for entities in which the Fund invests to satisfy their debt payment obligations, increasing the default risk applicable to such borrowers and/or making it relatively more difficult for the Fund to generate attractive risk-adjusted returns. It is impossible to predict the degree to which economic conditions generally, and the conditions for real estate investing in particular, will improve or will deteriorate. Declines in the performance of the U.S. and global economies, the commercial real estate markets or in the commercial real estate debt markets could have a material adverse effect on the Fund’s investment strategy and performance.

RISKS RELATING TO CRE DEBT INSTRUMENTS

CRE Debt instruments (e.g., mortgages, mezzanine loans and preferred equity) that are secured by commercial real estate, are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential properties. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of the property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things:

•     tenant mix and tenant bankruptcies;

•     success of tenant businesses;

•     property management decisions, including with respect to capital improvements, particularly in older building structures;

•     property location and condition;

•     competition from other properties offering the same or similar services;

•     changes in laws that increase operating expenses or limit rents that may be charged;

•     any need to address environmental contamination at the property;

•     changes in national, regional, or local economic conditions, real estate values and/or rental occupancy rates;

•     changes in interest rates and in the state of the debt and equity capital markets, including diminished availability or lack of debt financing for commercial real estate;

•     changes in real estate tax rates and other operating expenses;

•     changes in governmental rules, regulations and fiscal policies, including environmental regulation;

•     seasonal and weather-related fluctuations in demand affecting the performance of certain properties, including real estate used in the hospitality industry;

•     decline in demand for real estate from increased use of e-commerce or other technological advances;

•     acts of God, terrorism, social unrest and civil disturbances, which may decrease the availability of or increase the cost of insurance or result in uninsured losses; and

•     adverse changes in zoning laws.

In addition, the Fund may be exposed to the risk of judicial proceedings with borrowers and entities in which it invests, including bankruptcy or other litigation, as a strategy to avoid foreclosure or enforcement of other rights by the Fund as a lender or an investor. In the event that any of the properties or entities underlying or collateralizing the Fund’s CRE Debt Investments experiences any of the foregoing events or occurrences, the value of, and return on, such investments could be materially and adversely affected.

CRE CLO RISK

CRE CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CRE CLOs may be adversely impacted due to collateral defaults of subordinate tranches and market anticipation of defaults. The risks of CRE CLOs will be greater if the Fund invests in CRE CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of a CRE CLO that absorbs losses from the defaults before senior tranches. In addition, CRE CLOs are subject to interest rate risk and credit risk.

If the mortgage portfolios underlying CRE CLOs have been overvalued by the mortgage originators, or if the values subsequently decline and, as a result, less collateral value is available to satisfy interest and principal payments and any other fees in connection with the trust or other conduit arrangement for such securities, the Fund may incur significant losses. In addition, control over a CRE CLO’s related underlying loans will be exercised through a special servicer or collateral manager designated by a “directing certificate holder” or a “controlling class representative,” or otherwise pursuant to the related securitization documents. The Fund may acquire classes of CRE CLOs for which the Fund may not have the right to appoint the directing certificate holder or otherwise direct the special servicing or collateral management. With respect to the management and servicing of the underlying loans, the related special servicer or collateral manager may take actions that could adversely affect the Fund’s interests. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CRE CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CRE CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Risks Related to Note-on-Note Financing

The Fund may use “note-on-note” financing transactions as a form of leverage, in which the Fund incurs indebtedness or other financing obligations that are secured by, or otherwise dependent upon, one or more promissory notes held by the Fund rather than a direct interest in underlying assets. In these transactions, the Fund’s obligations to its financing counterparties generally depend on the Fund’s rights under the underlying notes and the performance of the obligors on those notes. The Fund typically will not grant a direct security interest in the underlying collateral securing such notes and may have limited ability to control enforcement, amendments, or restructuring of the underlying notes.

The use of note-on-note financing as leverage may magnify losses to the Fund. If the obligor on an underlying note defaults or becomes insolvent, or if the underlying note is modified or impaired, or otherwise declines in value, the Fund may be required to meet its obligations to the financing counterparty without receiving corresponding payments on the underlying note. In addition, the Fund may be required to post additional collateral, repay financing on an accelerated basis, or sell assets at unfavorable prices to satisfy its obligations. These risks may be exacerbated by the fact that the underlying notes may be less liquid or more difficult to value than assets in which the Fund could otherwise invest, particularly during periods of market stress, which could increase volatility in the Fund’s net asset value and adversely affect the Fund’s ability to meet repurchase requests.

Risks Related to Investments in Publicly Traded REITs

The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values, including supply and demand for properties, the economic health of the country or of different regions, the strength of specific industries that rent properties and interest rates. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants. Shareholders in the Fund may pay higher fees than Shareholders in funds that do not hold shares of underlying publicly traded REITS because the underlying REITS impose fees in addition to those imposed by the Fund.

RISKS RELATING TO COMMERCIAL MORTGAGE-BACKED SECURITIES

The Fund will invest a portion of its assets in pools or tranches of CMBS. CMBS are securities that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. The collateral underlying CMBS generally consists of commercial mortgages on real property that has a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels.

In a rising interest rate environment, the value of CMBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of CMBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.

The securitization process that CMBS go through may also result in additional risks. Generally, CMBS are issued in classes similar to mortgage loans. To the extent that the Fund invests in a subordinate class, it will be paid interest only to the extent that there are funds available after paying the senior classes. To the extent the collateral pool includes delinquent loans, subordinate classes will likely not be fully paid and may not be paid at all. Subordinate CMBS are also subject to greater credit risk than those CMBS that are more highly rated. Further, the ratings assigned to any particular class of CMBS may not ultimately prove to be accurate. Thus, any particular class of CMBS may be riskier and more volatile than the rating assigned to such security, which may result in the returns on any such CMBS investment being less than anticipated.

NON-AGENCY SECURITIES RISK

Investments in asset-backed or mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loans, private mortgage insurance companies, mortgage bankers and other secondary market issuers are subject to additional risks. There are no direct or indirect government or agency guarantees of payments in loan pools created by non-government issuers. Securities issued by private issuers are subject to the credit risks of the issuers. An unexpectedly high rate of defaults on the loan pool may adversely affect the value of a non-agency security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of pools that include subprime loans. Non-agency securities are typically traded “over-the-counter” rather than on a securities exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, the non-agency mortgage-related securities held by the Fund may be particularly difficult to value because of the complexities involved in assessing the value of the underlying loans and the value of these securities can change dramatically over time.

RISKS RELATING TO SUBORDINATED DEBT INVESTMENTS

To the extent that the Fund acquires subordinated or “mezzanine” debt investments, the Fund does not anticipate having absolute control over the underlying collateral because the Fund will be dependent on third-party borrowers and agents and will have rights that are subordinate to those of senior lenders. The Fund’s subordinated or mezzanine debt interests may be in real estate companies and real estate-related companies and properties whose capital structures may have significant leverage ranking ahead of the Fund’s investment. While the Adviser anticipates that the Fund’s investments will usually benefit from the same or similar financial and other covenants as those enjoyed by the leverage ranking ahead of the Fund and will usually benefit from cross default provisions, some or all of such terms may not be part of particular investments. The Adviser anticipates that the Fund’s usual security for these types of investments will be pledges of ownership interests, directly and/or indirectly, in a property-owning entity, and in many cases the Fund may not have a mortgage or other direct security interest in the underlying real estate assets. Moreover, it is likely that the Fund will be restricted in the exercise of its rights in respect of these types of investments by the terms of subordination agreements between it and the leverage ranking ahead of the Fund’s capital. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all and there can be no assurance that the rate of return objectives of the Fund or any particular investment will be achieved. To protect its original investment and to gain greater control over the underlying assets, the Fund may need to elect to purchase the interest of a senior creditor or take an equity interest in the underlying assets, which may require additional investment by the Fund.

RISKS RELATING TO MEZZANINE LOANS

The mezzanine loans in which the Fund may invest may include loans secured by one or more direct or indirect ownership interests in a company, partnership or other entity owning, operating or controlling, directly or through subsidiaries or affiliates, one or more properties. Although not secured by the underlying real estate, mezzanine loans share certain of the characteristics of subordinate loan interests described above. It is expected that the properties owned by such entities are or will be subject to existing mortgage loans and other indebtedness. As with subordinate commercial mortgage loans, repayment of a mezzanine loan is dependent on the successful operation of the underlying properties and, therefore, is subject to similar considerations and risks, including certain of the considerations and risks described herein. Mezzanine loans may also be affected by the successful operation of other properties, the interests in which are not pledged to secure the mezzanine loan. The entity ownership interests securing the mezzanine loans may represent only partial interests in the related real estate company and may not control either the related real estate company or the underlying property. As a result, the effective realization on the collateral securing a mezzanine loan in the event of default may be limited.

Mezzanine loans may also involve certain additional considerations and risks. For example, the terms of mezzanine loans may restrict transfer of the interests securing such loans (including an involuntary transfer upon foreclosure) or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

RISKS RELATING TO COMMERCIAL MORTGAGE LOANS

Commercial mortgage loans have certain distinct risk characteristics. Mortgage loans on commercial properties generally lack standardized terms, which may complicate their structure and increase due diligence costs. Commercial mortgage loans also tend to have shorter maturities than single-family residential mortgage loans and are generally not fully amortizing, which means that they may have a significant principal balance or “balloon” payment due on maturity. Mortgage loans with a balloon payment involve a greater risk to a lender than fully amortizing loans because the ability of a borrower to make a balloon payment typically will depend upon its ability either to fully refinance the loan or to sell the property securing the loan at a price sufficient to permit the borrower to make the balloon payment. The ability of a borrower to effect a refinancing or sale will be affected by a number of factors, including the value of the property, the level of available mortgage rates at the time of sale or refinancing, the borrower’s equity in the property, the financial condition and operating history of the property and the borrower, tax laws, prevailing economic conditions and the availability of credit for loans secured by the specific type of property.

Commercial mortgage loans generally are non-recourse to borrowers. In the event of foreclosure on a commercial mortgage loan, the value at that time of the collateral securing the mortgage loan may be less than the principal amount outstanding on the mortgage loan and the accrued but unpaid interest thereon.

RISKS RELATING TO INTEREST RATES

Changes in interest rates may adversely affect the Fund’s investments. Changes in the level of interest rates can affect the Fund’s income by affecting the spread between the income on its assets and the expense of its interest-bearing liabilities, as well as the value of the Fund’s interest-earning assets and its ability to realize gains from the sale of assets. Interest rates are highly sensitive to factors such as governmental, monetary and tax policies, domestic and international economic and political considerations, fiscal deficits, trade surpluses or deficits, regulatory requirements and other factors beyond the control of the Fund. The Fund may finance its activities with both fixed and variable rate debt. With respect to variable rate debt, the Fund’s performance may be affected adversely if it does not or is unable to limit the effects of changes in interest rates on its operations by employing an effective hedging strategy, including engaging in interest rate swaps, caps, floors or other interest rate contracts, or buying and selling interest rate futures or options on such futures. Should the Fund so elect (and it will be under no obligation to do so), the use of hedging instruments to hedge a portfolio carries certain risks, including the risk that losses on a hedge position will reduce the Fund’s earnings and funds available for distribution to the Shareholders and that such losses may exceed the amount invested in such instruments. There is no perfect hedge for any investment, and a hedge may not perform its intended purpose of offsetting losses on an investment and, in certain circumstances, could increase such losses. The Fund may also be exposed to the risk that the counterparties with which it trades may cease making markets and quoting prices in such instruments, which may render the Fund unable to enter into an offsetting transaction with respect to an open position, or the risk that a counterparty may default on its obligations.

CREDIT RATINGS RISK

Credit ratings on debt securities represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value; therefore, they may not fully reflect the true risks of an investment. Moreover, market conditions may significantly impair the value and liquidity of investments and may result in a lack of correlation between their credit ratings and value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates. In addition, many of the Fund’s investments are not expected to be assigned public ratings by the rating agencies.

PREPAYMENT RISK

Senior mortgage loans, junior notes, mezzanine loans and certain CMBS loans may be subject to prepayment, which is affected by a number of factors. If prevailing rates for similar loans fall below the interest rates on such loans, prepayment rates would generally be expected to increase, reducing the yield to maturity and average life of the investment. If the Fund reinvests the proceeds of such prepayments, it will likely do so at a lower rate of interest. Conversely, if prevailing rates for similar loans rise above the interest rates on such loans, prepayment rates would generally be expected to decrease, creating maturity extension risk, and potentially increasing the Fund’s volatility.

COUNTERPARTY RISK

Certain of the Fund’s investments will transpire in private markets. Differing market standards for counterparty credit evaluation may expose the Fund to the risk that a counterparty will not complete or settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (irrespective of whether bona fide), counterparty default, or inability to perform, causing the Fund to suffer a loss. Such “counterparty” risk is accentuated for contracts with longer maturities or where the Adviser has concentrated the Fund’s transactions with a particular counterparty or group of counterparties.

LIMITATIONS ON REMEDIES RISK

Although the Fund will have certain contractual remedies upon the default by borrowers under certain investments, such as foreclosing in the underlying real estate or collecting rents generated therefrom or acquiring equity interests in the borrower or property owning entity, certain legal requirements may limit the ability of the Fund to effectively exercise such remedies. Furthermore, the right of a mortgage lender to convert its loan position into an equity interest may be limited by certain common law or statutory prohibitions, which may operate to prevent a lender from exercising conversion rights from debt to equity interests. In this connection, the laws with respect to the rights of creditors and other investors in certain jurisdictions in which the Fund may invest may not be comprehensive or well developed, and the procedures for the judicial or other enforcement of such rights may be of limited effectiveness.

CONSUMER PROTECTION LAWS

The loans underlying certain of the Fund’s investments and/or the originators of such loans may be subject to special rules, disclosure and licensing requirements and other provisions of federal and state consumer protection laws, including, among others, the federal Truth-in-Lending Act, Regulation Z, the Real Estate Settlement Procedures Act, the Equal Credit Opportunity Act, the Fair Credit Billing Act, the Fair Credit Reporting Act and related statutes. Failure to comply with these federal or state consumer protection laws and related statutes could subject lenders to specific statutory liabilities. In some cases, this liability may affect the subsequent assignees of such obligations, including the issuer of such securities. In particular, a lender’s failure to comply with the federal Truth-in-Lending Act could subject such lender and its assignees to monetary penalties and could result in rescission. Numerous class action lawsuits have been filed in multiple states alleging violations of these statutes and seeking damages, rescission and other remedies. These suits have named the originators and current and former holders. If any issuer of a loan held by the Fund were to be named as a defendant in a class action lawsuit, the costs of defending or settling such lawsuit or a judgment could reduce the amount available for distribution on issuer’s securities and could negatively impact the returns to the Fund.

GENERAL RISKS OF DIRECT INVESTMENTS IN REAL ESTATE

To a lesser degree, the Fund may invest in equity ownership interests in real estate as part of its investment strategy. The yields available from equity investments in real estate depend on the amount of income earned and capital appreciation generated by a property, as well as the expenses incurred in connection therewith. Accordingly, the performance of these investments is subject to the risks affecting cash flow, expenses, capital appreciation, and, to the extent the investments are leveraged, the risks incident to borrowing funds, including risks associated with changes in the general economic climate, changes in the overall real estate market, local real estate conditions, the financial condition of tenants, buyers and sellers of properties, supply of or demand for competing properties in an area, technological innovations that dramatically alter space and demand requirements, the availability of financing, changes in interest rates and mortgage availability, inflation, inventory availability and demand, taxes, competition based on rental rates, energy and supply shortages, various uninsured and uninsurable risks, government regulations, environmental laws and regulations, zoning laws, environmental claims arising in respect of real estate acquired with undisclosed or unknown environmental problems or as to which inadequate reserves had been established, changes in the relative popularity of property types and locations, risks due to dependence on cash flow and risks and operating problems arising out of the presence of certain construction materials, force majeure, acts of war (declared and undeclared), terrorist acts, strikes and other factors which are beyond the control of the Fund. In addition, rising interest rates could make alternative interest bearing and other investments more attractive and, therefore, potentially lower the relative value of any existing real estate investments.

When interest rates decline, borrowers may pay off their loans sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. In addition, the creditworthiness, servicing practices, and financial viability of the loan servicers present significant risks. For instance, a servicer may be required to make advances in respect of delinquent loans underlying mortgage-related securities; however, servicers experiencing financial difficulties may not be able to perform these obligations.

INSUFFICIENT CASH FLOW

Certain significant expenditures associated with an investment in real estate (such as mortgage payments, real estate taxes and maintenance costs) generally do not decline when circumstances cause a reduction in income from the property. In the event that the Fund does not have sufficient cash available to it through its operations to continue operating its business as usual, the Fund may need to find alternative ways to increase its liquidity. Such alternatives may include, without limitation: divesting itself of properties, whether or not they otherwise meet the Fund’s strategic objectives to keep in the long-term, at less than optimal terms; incurring debt; entering into leases with its tenants at lower rental rates or less than optimal terms; or entering into lease renewals with its existing tenants without an increase in, and with possibly lower, rental rates. There can be no assurance, however, that such alternative ways to increase the Fund’s liquidity will be available to the Fund. Additionally, taking such measures to increase the Fund’s liquidity will adversely affect its business, results of operations and financial condition.

INFLATION/DEFLATION RISK.

Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions on the Shares can decline. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change). In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Shareholders.

Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation. Deflation could have an adverse effect on the creditworthiness of issuers and could make issuer defaults more likely, which could result in a decline in the value of the Fund’s portfolio.

DEPENDENCE ON TENANTS; FINANCIAL CONDITION OF TENANTS

The Fund’s revenues from direct investments in real estate will depend, at least in part, on the creditworthiness of tenants and would be adversely affected by the loss of or default by significant lessees. Much of the tenant base is expected to consist of non-rated and non-investment grade tenants. In addition, certain properties may be occupied by a single tenant, and as a result, the success of those properties depends on the financial stability of that tenant. Lease payment defaults by tenants could cause the Fund to reduce the amount of distributions to the Shareholders and could force the Fund to find an alternative source of funding to pay any mortgage loan interest or principal, taxes, or other obligations relating to the property. In the event of a tenant default, the Fund may also experience delays in enforcing the Fund’s rights as landlord and may incur substantial costs in protecting its investment and re-leasing the property. If a lease is terminated, the value of the property may be immediately and negatively affected, and the Fund may be unable to lease the property for the rent previously received or at all or sell the property without incurring a loss.

A tenant of one or more of the Fund’s properties or subsequently acquired properties may experience, from time to time, a downturn in its business which may weaken its financial condition and result in its failure to make rental payments when due. At any time, a tenant may seek the protection of bankruptcy or insolvency laws, which could result in the rejection and termination of such tenant’s lease and thereby cause a reduction in the distributable cash flow of the Fund. No assurance can be given that tenants will not file for bankruptcy protection in the future or, if any tenants file, that they will affirm their leases and continue to make rental payments in a timely manner. If a tenant’s lease is not affirmed following bankruptcy or if a tenant’s financial condition weakens, the Fund’s cash flow may be adversely affected.

PARTIAL OWNERSHIP INTERESTS

The Fund may hold properties indirectly by holding investments in Joint Venture Entities or Co-Investment Entities. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that: (i) the co-venturer or partner may have control or governance rights over some or all aspects of an investment that are greater than those of the Fund; (ii) the Fund and a co-venturer or partner may reach an impasse on a major decision that requires the approval of both parties; (iii) a co-venturer or partner may at any time have economic or business interests or goals that are inconsistent with those of the Fund (including those that may be inconsistent with the qualification as a REIT of an entity through which the Fund invests); (iv) a co-venturer or partner may encounter liquidity or insolvency issues or may become bankrupt; (v) a co-venturer or partner may be in a position to take action contrary to the Fund’s investment objective; (vi) a co-venturer or partner may take actions that subject the investment to liabilities in excess of, or other than, those contemplated; or (vii) in certain circumstances, the Fund may be liable for actions of its co-venturers or partners, each of which may subject the Fund’s investments to liabilities in excess of or other than those contemplated by the Adviser. In addition, the Fund may rely upon the abilities and management expertise of a co-venturer or partner.

In connection with entering into joint venture agreements, the Fund expects to be subject to various restrictions with respect to the sale of its interests. Joint venture agreements typically include provisions setting forth rules and restrictions regarding buy-sell procedures, forced sale procedures and other liquidity transactions. It may also be more difficult for the Fund to sell its interest in any joint venture, partnership or entity with other owners than to sell its interest in other types of investments as a result of these restrictions. Moreover, the Fund may not have the liquidity to execute on a sale in connection with the exercise by a joint venture partner of its buy-sell right and, as a result, the Fund may be forced to sell to the joint venture partner on disadvantageous terms.

In addition, the Fund may grant co-venturers or partners joint approval rights with respect to major decisions concerning the management, financing and disposition of investments, which would increase the risk of deadlocks. A deadlock could delay the execution of the business plan for an applicable investment or require the Fund to engage in a buy-sell of the venture with a co-venturer or partner or conduct the forced sale of the applicable investment. As a result of these risks, the Fund may be unable to fully realize its target return on any such investment.

RELIANCE ON THIRD-PARTY MANAGERS OR JOINT VENTURE PARTNERS

Although the Adviser will monitor the performance of each of the Fund’s direct real estate investments, if any, the Adviser may engage third-party managers or joint venture partners to operate certain investments on a day-to-day basis. Affiliates of the Adviser, including FREG, will be engaged to provide property management and other services, at prevailing market rates, for the Fund’s direct investments in real estate, if any. There can be no assurance that such managers or joint venture partners, including FREG or other affiliates of the Adviser, will be able to operate the real estate investments successfully.

LITIGATION

The Fund may be subject to litigation from time to time. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for extended periods of time. Any litigation may require the time, attention and resources of the Adviser, the Sub-Adviser and/or the Fund. The acquisition, ownership and disposition of real properties carries certain specific litigation risks. Litigation may be commenced with respect to a property acquired by the Fund or its subsidiaries in relation to activities that took place prior to the Fund’s acquisition of such property. In addition, at the time of disposition of an individual property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such potential buyer should be awarded due diligence expenses incurred or statutory damages for misrepresentation relating to disclosure made, if such buyer is passed over in favor of another as part of the Fund’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue the Fund under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence.

INSURANCE RISK

Certain types of losses, generally of a catastrophic nature, such as earthquakes, floods and hurricanes may be uninsurable or not economically insurable. The Fund may not obtain, or be able to require tenants to obtain, certain types of insurance if it is deemed commercially unreasonable. Under such circumstances, the insurance proceeds, if any, might not be adequate to restore the economic value of the property, which might decrease the value of the property. As a result, the insured company could lose its investments in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

ENVIRONMENTAL RISK

The Fund may be exposed to substantial risk of loss arising from investments involving undisclosed or unknown environmental, health or occupational safety matters, or inadequate reserves, insurance or insurance proceeds for such matters that have been previously identified. Under various U.S. federal, state and local laws, ordinances and regulations, an owner of real property may be liable for the costs of removal or remediation of certain hazardous or toxic substances on or in such property. Such laws may also impose joint and several liability, which can result in a party being obligated to pay for greater than its share, or even all, of the liability involved. Such liability may also be imposed without regard to whether the owner knew of, or was responsible for, the presence of such hazardous or toxic substances and may be imposed on the owner in connection with the activities of a tenant at the property. The cost of any required remediation and the owner’s liability therefore as to any property are generally not limited under such laws and could exceed the value of the property and/or the aggregate assets of the owner. The presence of such substances, or the failure to properly remediate contamination from such substances, would adversely affect the owner’s ability to sell the real estate or to borrow funds using such property as collateral, which could have an adverse effect on the Fund’s return from such investment. Environmental claims with respect to a specific investment could exceed the value of such investment, and under certain circumstances, subject the other assets of the Fund to such liabilities. In addition, some environmental laws create a lien on contaminated property in favor of governments or government agencies for costs they incur in connection with the contamination.

The ongoing presence of environmental contamination, pollutants or other hazardous materials on a property (whether known at the time of acquisition or not) could also result in personal injury (and associated liability) to persons on the property and persons removing such materials, future or continuing property damage (which would adversely affect property value) or claims by third parties, including as a result of exposure to such materials through the spread of contaminants.

In addition, the Fund’s operating costs and performance may be adversely affected by compliance obligations under environmental protection statutes, rules and regulations relating to investments of the Fund, including additional compliance obligations arising from any change to such statutes, rules and regulations. Statutes, rules and regulations may also restrict development of, and use of, property. Certain clean-up actions brought by governmental agencies and private parties could also impose obligations in relation to the Fund’s investments and result in additional costs to the Fund. If the Fund is deemed liable for any such environmental liabilities and is unable to seek recovery against its tenant, the Fund’s business, financial condition and results of operations could be materially and adversely affected, and the amount available to make distributions could be reduced.

Further, even in cases where the Fund is indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities.

AVAILABILITY OF FINANCING

The Fund’s business may be adversely affected by disruptions in the debt and equity capital markets and institutional lending market, including the lack of access to capital or prohibitively high costs of obtaining or replacing capital. For example, access to the capital markets and other sources of liquidity was severely disrupted during the 2008 financial crisis and the markets could, in the future, suffer another severe downturn and another liquidity crisis could emerge. There can be no assurance that any financing will be available to the Fund in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. This may reduce the Fund’s income. To the extent that financing proves to be unavailable when needed, the Fund may be compelled to modify its investment strategy to optimize the performance of the portfolio. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s business and harm the Fund’s ability to operate and make distributions.

MATURITY RISK

The Fund’s general financing strategy is focused on the use of “match-funded” structures. This means that the Fund will seek to align the maturities of its liabilities with the maturities on its assets in order to manage the risks of being forced to refinance its liabilities prior to the maturities of its assets. In addition, the Fund plans to match interest rates on its assets with like-kind borrowings, so fixed-rate investments are financed with fixed-rate borrowings and floating-rate assets are financed with floating-rate borrowings, directly or indirectly through the use of interest rate swaps, caps and other financial instruments or through a combination of these strategies. The Fund may fail to appropriately employ match-funded structures on favorable terms, or at all. The Fund may also determine not to pursue a fully match-funded strategy with respect to a portion of its financings for a variety of reasons. If the Fund fails to appropriately employ match-funded strategies or determines not to pursue such a strategy, its exposure to interest rate volatility and exposure to matching liabilities prior to the maturity of the corresponding asset may increase substantially which could harm the Fund’s operating results, liquidity and financial condition.

INTEREST RATE RISK

The Fund’s financial performance will be influenced by changes in interest rates; in particular, such changes may affect the performance of real estate-related debt investments and publicly traded commercial real estate securities to the extent such debt does not float as a result of floors or otherwise. Changes in interest rates, including changes in expected interest rates or “yield curves,” affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain publicly traded commercial real estate securities, acquire certain real estate-related debt investments at attractive prices and enter into hedging transactions. Interest rates are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political conditions, and other factors beyond its control. If market interest rates increase further in the future, the interest rate on any variable rate borrowings will increase and will create higher debt service requirements, which would adversely affect the Fund’s cash flow and could adversely impact the Fund’s results of operations.

For example, if interest rates increase, so could the Fund’s interest costs for new debt, including variable rate debt obligations under any credit facility or other financing. This increased cost could make the financing of any development or acquisition more costly. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Furthermore, shifts in the U.S. Treasury yield curve reflecting an increase in interest rates would also affect the yield required on certain of the publicly traded CRE securities and therefore their value. For instance, increasing interest rates would reduce the value of the fixed rate assets the Fund holds at the time because the higher yields required by increased interest rates result in lower market prices on existing fixed rate assets in order to adjust the yield upward to meet the market and vice versa. This would have similar effects on the Fund’s portfolio of publicly traded CRE securities and the Fund’s financial position and operations as a change in interest rates generally.

The Fund’s operating results will depend in large part on differences between the income from the Fund’s assets less its operating costs, reduced by any credit losses and financing costs. Income from the Fund’s assets may respond more slowly to interest rate fluctuations than the cost of its borrowings. Consequently, changes in interest rates, particularly short-term interest rates, may significantly influence the Fund’s net income. Increases in these rates may decrease the Fund’s net income and fair value of the Fund’s assets. Interest rate fluctuations resulting in the Fund’s interest expense exceeding the income from the Fund’s assets would result in operating losses for the Fund and may limit the Fund’s ability to make distributions. In addition, if the Fund needs to repay existing borrowings during periods of rising interest rates, it could be required to liquidate one or more of its investments at times that may not permit realization of the maximum return on those investments, which would adversely affect the Fund’s profitability. Under normal market conditions, the Fund does not intend to hedge the Fund’s exposure to interest rate risk, which may cause the Fund to incur losses that would not have been incurred had such risk been hedged.

SHORT-TERM BORROWING RISK

The Fund may be dependent on short-term financing arrangements that are not matched in duration to its financial assets. Short-term borrowing through reverse repurchase agreements, credit facilities and other types of borrowings may be recourse to the Fund and may put the Fund’s assets and financial condition at risk. The Fund’s financing structures may economically resemble short-term, floating-rate financing and usually require the maintenance of specific loan-to-collateral value ratios and other covenants. In the event that the Fund is unable to meet the collateral obligations for its short-term financing arrangements, the Fund’s financial condition could deteriorate rapidly.

RESTRICTIVE COVENANT RISKS

When providing financing, a lender may impose restrictions on the Fund that affect its distribution and operating policies and its ability to incur additional borrowings. Financing arrangements that the Fund may enter into may contain covenants that limit its ability to further incur borrowings and restrict distributions to the Shareholders or that prohibit it from discontinuing insurance coverage. Credit facilities the Fund may enter into may contain financial covenants, including a minimum unrestricted cash covenant. These or other limitations would decrease the Fund’s operating flexibility and its ability to achieve its operating objectives, including making distributions.

Risks Related to the Fund’s Status as a REIT

Failure to maintain our qualification as a REIT would cause us to be taxed as a regular corporation, which would substantially reduce funds available for distribution to our Shareholders.

The Fund has elected to be taxed as and intends to operate in a manner that will allow it to qualify for taxation as a REIT under the Code. However, qualification as a REIT involves the application of complex Code provisions. For some of these provisions, only a limited number of judicial or administrative interpretations exist. The Fund has not requested and does not plan to request a ruling from the Internal Revenue Service (the “IRS”) that the Fund qualifies as a REIT. Therefore, it cannot be assured that the Fund will qualify as a REIT, or that it will remain qualified as such in the future. Notwithstanding the availability of cure provisions in the Code, the Fund could fail to satisfy various requirements for maintaining its qualification for taxation as a REIT. If the Fund fails to qualify as a REIT in any tax year, and was not entitled to relief under applicable statutory provisions, then:

•     it would be taxed as a regular domestic corporation, which means being unable to deduct dividends paid to Shareholders in computing its taxable income and being subject to U.S. federal and applicable state and local income tax on its taxable income at regular corporate income tax rates;

•     any resulting tax liability could be substantial and could have a material adverse effect on the Fund’s net asset value and cash available for distribution to Shareholders; and

•     it generally would not be eligible to re-elect to be taxed as a REIT until the fifth calendar year after the year in which the Fund failed to qualify as a REIT.

In addition, if the Fund fails to qualify as a REIT, it will no longer be required to make distributions. As a result of all these factors, failure to qualify as a REIT could impair the Fund’s ability to expand our business and raise capital, and it would adversely affect the value of our Shares.

LEGISLATIVE OR REGULATORY ACTION COULD ADVERSELY AFFECT THE RETURNS TO SHAREHOLDERS.

In recent years, numerous legislative, judicial and administrative changes have been made to the U.S. federal income tax laws applicable to investments in real estate and REITs, and it is possible that additional legislation may be enacted in the future. The Fund cannot assure Shareholders that any such future changes to the U.S. federal income tax laws or regulatory changes will not adversely affect their taxation, the Fund’s business or financial results, the value of their Shares or the market value or the resale potential of the Fund’s assets. The REIT rules are regularly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department, which may result in revisions to regulations and interpretations in addition to statutory changes. If enacted, certain of such changes could have an adverse impact on our business and financial results.

We cannot predict whether, when, or to what extent any new U.S. federal tax laws, regulations, interpretations, or rulings will impact the real estate investment industry or REITs, including whether various favorable U.S. federal tax laws will be extended. Shareholders are urged to consult with their own tax advisor regarding the effect of potential future changes to the U.S. federal tax laws on an investment in the Shares.

TO MAINTAIN REIT STATUS, THE FUND MAY BE FORCED TO BORROW FUNDS DURING UNFAVORABLE MARKET CONDITIONS OR ON UNFAVORABLE TERMS.

To qualify as a REIT, the Fund must distribute annually to its Shareholders dividends equal to at least 90% of its net taxable income, determined without regard to the dividends-paid deduction and excluding net capital gains. The Fund will be subject to regular corporate income taxes on any undistributed REIT taxable income, each year, including any undistributed net capital gains. Additionally, the Fund will be subject to a 4% nondeductible excise tax on any amount by which distributions paid (or deemed paid) by it in any calendar year are less than the sum of 85% of its ordinary income, 95% of its capital gain net income and 100% of its undistributed income from previous years. Payments the Fund makes to its Shareholders under its share repurchase plan may not be taken into account for purposes of these distribution requirements. If the Fund does not have sufficient cash to make distributions necessary to preserve its REIT status for any year or to avoid taxation, the Fund may be forced to borrow funds or sell assets even if the market conditions at that time are not favorable for these borrowings or sales. We cannot assure you that we will have access to such capital on favorable terms at the desired times, or at all, which may cause us to curtail our investment activities or dispose of assets at inopportune times or on unfavorable terms, which could materially and adversely affect our financial condition, results of operations, cash flow, cash available for distribution, and ability to service our debt obligations.

COMPLYING WITH REIT REQUIREMENTS MAY CAUSE US TO FOREGO OTHERWISE ATTRACTIVE OPPORTUNITIES OR LIQUIDATE OTHERWISE ATTRACTIVE INVESTMENTS.

To qualify as a REIT, the Fund is required at all times to satisfy tests relating to, among other things, the sources of its income, the nature and diversification of its assets, the ownership of its stock and the amounts it distributes to its Shareholders. Compliance with the REIT requirements may impair the Fund’s ability to operate solely on the basis of maximizing profits. For example, the Fund may be required to make distributions to Shareholders at disadvantageous times or when the Fund does not have funds readily available for distribution.

In addition, to qualify as a REIT, at the end of each calendar quarter, at least 75% of the value of the Fund’s assets must consist of cash, cash items, government securities and qualified real estate assets. The remainder of its investments in securities (other than qualified real estate assets and government securities) generally cannot include securities which represent more than 10% of the value or voting power of any one issuer (for this purpose, securities that constitute “straight debt” are excluded) unless the Fund and such issuer jointly elect for such issuer to be treated as a TRS. Debt will generally constitute “straight debt” if the debt is a written unconditional promise to pay on demand or on a specified date a certain sum of money, the debt is not convertible, directly or indirectly, into stock, and the interest rate and the interest payment dates of the debt are not contingent on profits, the borrower’s discretion, or similar factors. Additionally, no more than 5% of the value of the Fund’s assets (other than government securities and qualified real estate assets) can consist of the securities of any one issuer, no more than 25% of the value of our assets may be represented by securities of one or more TRS (20% for taxable years beginning before December 31, 2025), and no more than 25% of the value of Fund’s total assets may be represented by debt instruments of publicly offered REITs that are not secured by mortgages on real property or interests in real property. If the Fund fails to comply with these requirements at the end of any calendar quarter, the Fund must dispose of all or a portion of such non-compliant assets within 30 days after the end of such calendar quarter or qualify for certain statutory relief provisions to avoid losing its REIT qualification and suffering adverse tax consequences. In order to satisfy these requirements and maintain its qualification as a REIT, the Fund may be forced to liquidate assets from its portfolio or not make otherwise attractive investments. These actions could have the effect of reducing the Fund’s income and amounts available for distribution to its Shareholders.

SHAREHOLDERS MAY BE RESTRICTED FROM ACQUIRING OR TRANSFERRING CERTAIN AMOUNTS OF SHARES.

For the Fund to qualify as a REIT under the Code, not more than 50% of the value of its outstanding Shares may be owned, beneficially or constructively, by five or fewer individuals (including certain entities treated as individuals for this purpose) at any time during the last half of a taxable year. Additionally, at least 100 persons must beneficially own our capital stock during at least 335 days of a taxable year. The Declaration of Trust contains certain transfer and ownership limitations intended to assist the Fund in continuing to satisfy the share ownership requirements that apply to REITs. However, the rules that apply to determine ownership of a REIT are complex. If the Fund were to fail to satisfy a share ownership requirement and was unable to avail itself of any applicable relief provisions, it would fail to qualify for taxation as a REIT.

EVEN IF WE QUALIFY AS A REIT, WE MAY FACE OTHER TAX LIABILITIES THAT REDUCE OUR CASH FLOW.

Even if the Fund qualifies for taxation as a REIT, the Fund may be subject to certain U.S. federal, state and local taxes on the Fund’s income and assets, on taxable income that the Fund does not distribute to its Investors, on net income from certain “prohibited transactions,” and on income from some activities conducted as a result of a foreclosure, and state or local income, property and transfer taxes. For example, to the extent the Fund satisfies the 90% distribution requirement but distribute less than 100% of the Fund’s REIT taxable income, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income and gain. The Fund also will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes (or is deemed to distribute) to its Shareholders in a calendar year is less than a minimum amount specified under the Code. As another example, the Fund is subject to a 100% “prohibited transaction” tax on any gain from a sale of property that is characterized as held for sale in the ordinary course of business, rather than investment, for U.S. federal income tax purposes, unless the Fund earns the gain through a TRS. While a safe harbor to the characterization of the sale of real property by a REIT as a “prohibited transaction” is available, there is no assurance that the Fund can comply with the safe harbor or that the Fund will avoid owning property that may be characterized as held primarily for sale to customers in the ordinary course of business. Further, any TRS that the Fund establishes will be subject to regular corporate U.S. federal, state and local taxes. Any of these taxes would decrease cash available for distribution to Shareholders.

THE BOARD MAY REVOKE THE FUND’S REIT ELECTION.

The Declaration of Trust authorizes the Board to revoke or otherwise terminate its REIT election, without the approval of the Fund’s Shareholders, if it determines that it is no longer in the Fund’s best interests to qualify as a REIT. The Board has fiduciary duties to the Fund and its Shareholders and could only cause such changes in the Fund’s tax treatment if it determines in good faith that such changes are in the Fund’s best interests and in the best interests of the Shareholders. In this event, the Fund would become subject to U.S. federal income tax on its taxable income, and the Fund would no longer be required to distribute most of its net income to its Shareholders, which may cause a reduction in the total return to its Shareholders.

PARTICIPATING IN THE FUND’S DRIP WILL RESULT IN A DEEMED DIVIDEND TO PARTICIPATING SHAREHOLDERS, WHICH MAY BE TAXABLE.

If a Shareholder participates in the Fund’s DRIP, such Shareholder will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in the Fund’s shares. Therefore, unless the Shareholder is a tax-exempt entity or the distribution was designated as a tax-free return of capital, such Shareholder may be forced to use funds from other sources to pay its tax liability on the reinvested dividends.

DIVIDENDS PAYABLE TO REITS DO NOT QUALIFY FOR THE REDUCED TAX RATES AVAILABLE FOR SOME DIVIDENDS.

The maximum tax rate applicable to qualified dividend income payable to certain non-corporate U.S. shareholders, including individuals, is currently 20%. Dividends payable by REITs, however, generally are not eligible for the reduced rates. REIT dividends that are not designated as qualified dividend income or capital gain dividends are taxable as ordinary income, the current maximum rate of which is 37% (“ordinary income dividends”). Although this does not adversely affect the taxation of REITs or dividends payable by REITs, the more favorable rates applicable to regular corporate qualified dividend income could cause certain non-corporate investors to perceive investments in REITs to be relatively less attractive than investments in the stocks of non-REIT corporations that pay dividends. However, non-corporate U.S. taxpayers are generally allowed to deduct 20% of the aggregate amount of REIT ordinary income dividends, subject to certain limitations, which would reduce the maximum marginal effective tax rate for individuals on such REIT ordinary income dividends to 29.6%. Potential investors are urged to consult with their tax advisors regarding the availability of this deduction and their effective tax rate with respect to REIT ordinary income dividends.

MEZZANINE LOANS THAT THE FUND ACQUIRES MAY NOT QUALIFY AS “REAL ESTATE ASSETS” FOR PURPOSES OF THE REIT TESTS.

The Fund may acquire mezzanine loans (i.e., loans secured by a pledge of the ownership interests in an entity which directly or indirectly owns property). The IRS has provided a safe harbor which, if met, provides greater certainty that a mezzanine loan will be treated as a “real estate asset” for purposes of the REIT asset and the interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. The Fund may acquire mezzanine loans that do not meet all of the requirements of this safe harbor. In the event the Fund owns a mezzanine loan that does not meet the safe harbor, the IRS could challenge such loan’s treatment as a real estate asset for purposes of the REIT asset and income tests and, if such a challenge were sustained, the Fund could fail to qualify as a REIT.

THE FUND MAY CONDUCT BUSINESS THROUGH TRSs.

The Fund may conduct certain activities or invest in assets through one or more TRSs. A TRS is a corporation in which a REIT directly or indirectly holds stock and that has made a joint election with such REIT to be treated as a TRS. Other than some activities relating to management of hotel and health care properties, a TRS may generally engage in any business, including the provision of customary or non-customary services to tenants of its parent REIT. However, the TRS is subject to U.S. federal income tax as a C corporation and will pay U.S. federal and state and local income taxes on its taxable income.

In addition, if the economic arrangements between the Fund and any of its TRSs are not conducted on an arm’s-length basis, the Fund must pay a 100% excise tax on certain payments that it makes or receives. The Fund intends to structure transactions with any TRS on terms that it believes are arm’s length to avoid incurring the 100% excise tax described above, however, the IRS may successfully assert that the economic arrangements of the Fund’s intercompany transactions are not comparable to similar arrangements between unrelated parties.

No more than 25% of the value of a REIT’s total assets (20% for taxable years beginning on or before December 31, 2025) may consist of stock or securities of one or more TRSs. This requirement limits the extent to which the Fund can hold assets or conduct its activities through TRSs. The values of the TRS and the Fund’s assets may not be precisely determined and may change in the future. If the Fund fails to comply with these requirements at the end of any calendar quarter, it must correct the failure within 30 days after the end of the calendar quarter or qualify for certain statutory relief provisions to avoid losing its REIT qualification and suffering adverse tax consequences. As a result, we may be required to liquidate otherwise attractive investments. These actions could have the effect of reducing our income and amounts available for distribution to our stockholders.

THE REIT QUALIFICATION RULES MAY LIMIT THE FUND’S ABILITY TO HEDGE INTEREST RATE RISK.

Although the Fund does not intend to hedge its interest rate risk, Shareholders should be aware that the REIT provisions of the Code may limit the Fund’s ability to hedge its assets and operations. Under these provisions, any income that the Fund generates from hedging transactions will be excluded from gross income for purposes of the 75% and 95% REIT gross income tests if: (i) the instrument (A) hedges interest rate risk or foreign currency exposure on liabilities used to carry or acquire real estate assets, (B) hedges risk of currency fluctuations with respect to any item of income or gain that would be qualifying income under the 75% or 95% gross income tests or (C) hedges a position entered into pursuant to clause (A) or (B) after the extinguishment of such liability or disposition of the asset producing such income; and (ii) such instrument is properly identified under applicable Treasury Regulations. Income from hedging transactions that does not meet these requirements will generally constitute non-qualifying income for purposes of both the 75% and 95% gross income tests. As a result of these rules, the Fund may have to limit its use of hedging techniques that might otherwise be advantageous or implement those hedges through a TRS. This could increase the cost of the Fund’s hedging activities because its TRS would be subject to tax on gains or expose it to greater risks associated with changes in interest rates than the Fund would otherwise want to bear. In addition, losses in a TRS will generally not provide any tax benefit, except for being carried forward against future taxable income of the TRS.

INVESTMENTS IN “TAXABLE MORTGAGE POOLS” COULD RESULT IN ADVERSE TAX CONSEQUENCES FOR TAX-EXEMPT AND NON-U.S. SHAREHOLDERS.

Securitizations of CMBSs and CRE CLOs could result in the creation of “taxable mortgage pools” for U.S. federal income tax purposes. So long as the Fund owns 100% of the equity interests in a taxable mortgage pool, the Fund’s REIT status generally would not be adversely affected by the characterization of the securitization as a taxable mortgage pool. Certain categories of shareholders, however, such as foreign shareholders eligible for treaty or other benefits, shareholders with net operating losses, and certain tax-exempt shareholders that are subject to unrelated business income tax, could be subject to increased taxes on a portion of their dividend income from the Fund that is attributable to the taxable mortgage pool.

INVESTMENTS IN CONSTRUCTION LOANS COULD AFFECT THE FUND’S QUALIFICATION AS A REIT.

The Fund may invest in construction loans. In order for the construction loan to constitute a “qualifying asset” under the REIT tests, the value of the real property securing the construction loan must be equal to or greater than the highest outstanding principal amount of the construction loan during any taxable year. If the construction loan constitutes a “qualifying asset”, the construction loan will count toward the REIT’s 75% asset test and the interest from such construction loan generally will be qualifying income for purposes of the REIT gross income tests. For purposes of determining the value of the real property securing a construction loan, the real property is generally valued at the fair market value of the land plus the reasonably estimated cost of the improvements or developments (other than personal property) that secure the loan and that are to be constructed from the proceeds of the loan. There can be no assurance that the IRS would not challenge the Fund’s estimate of the loan value of the real property.

THE PROHIBITED TRANSACTION TAX MAY LIMIT THE FUND’S ABILITY TO DISPOSE OF CERTAIN PROPERTIES.

The Fund’s ability to dispose of property may be restricted as a result of the Fund’s REIT status. The Fund will be subject to a 100% tax on any gain realized on the sale or other disposition of any property (other than foreclosure property) that it owns, directly or through a subsidiary (other than a TRS), that is deemed to be inventory or property held primarily for sale to customers in the ordinary course of trade or business. Whether property is inventory or otherwise held primarily for sale to customers in the ordinary course of a trade or business depends on the particular facts and circumstances surrounding each property. The Code provides safe harbors to avoid the characterization of the sale of property by a REIT as a “prohibited transaction”. The Fund intends to avoid the 100% prohibited transaction tax by (1) conducting activities that may otherwise be considered prohibited transactions through a TRS, (2) conducting its operations in such a manner to hold property for investment rather than as held primarily for sale, or (3) structuring dispositions of the Fund’s properties in a way to comply with the safe harbors available under the Code. However, no assurance can be given that any particular property will not be treated as inventory or property held primarily for sale to customers in the ordinary course of a trade or business or that a safe harbor will apply.

CHARACTERIZATION OF REVERSE REPURCHASE AGREEMENTS MAY AFFECT THE FUND’S QUALIFICATION AS A REIT.

The Fund is party to certain reverse repurchase agreements whereby the Fund will sell assets to the counterparty to the agreement and receives cash from the counterparty. The Fund agrees to repurchase such assets at an agreed upon date and price, and the counterparty is obligated to resell the assets back to the Fund at the end of the term specified in the reverse repurchase agreement and at the price specified in the reverse repurchase agreement. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities. The Fund intends to limit its reverse repurchase agreements to those under which, for U.S. federal income tax purposes, it will be treated as the owner of the assets that are the subject of the reverse repurchase agreements and that the reverse repurchase agreements will be treated as secured borrowing transactions notwithstanding that such agreements may transfer record ownership of the assets to the counterparty during the term of the agreement. It is possible, however, that the IRS could successfully assert that the Fund did not own these assets during the term of the reverse repurchase agreements, in which case, the Fund will be treated as having sold the underlying assets of the repurchase agreements and, therefore, the underlying assets of the reverse repurchase agreement and the income generated by such assets will not be included in the REIT asset and gross income tests.

OUR QUALIFICATION AS A REIT AND EXEMPTION FROM U.S. FEDERAL INCOME TAX WITH RESPECT TO CERTAIN ASSETS MAY BE DEPENDENT ON THE ACCURACY OF LEGAL OPINIONS OR ADVICE RENDERED OR GIVEN OR STATEMENTS BY THE ISSUERS OF ASSETS THAT WE ACQUIRE, AND THE INACCURACY OF ANY OPINIONS, ADVICE OR STATEMENTS MAY ADVERSELY AFFECT OUR REIT QUALIFICATION AND RESULT IN SIGNIFICANT CORPORATE-LEVEL TAX.

The Fund may make investments in securities or other assets whose U.S. income tax treatment is not entirely clear, the Fund may rely on opinions or advice of counsel for the issuer of such securities, or statements made in related offering documents, for purposes of determining whether such securities represent debt or equity securities for U.S. federal income tax purposes, and also to what extent those securities constitute REIT real estate assets for purposes of the REIT asset tests and produce income which qualifies under the 75% REIT gross income test. In addition, when purchasing the equity tranche of a securitization, the Fund may rely on opinions or advice of counsel regarding the qualification of the securitization for exemption from U.S. corporate income tax and the qualification of interests in such securitization as debt for U.S. federal income tax purposes. The inaccuracy of any such opinions, advice or statements may adversely affect the Fund’s REIT qualification and result in significant corporate-level tax.

Effects of Leverage [Text Block]

Effects of Leverage

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, on total return, assuming hypothetical total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. Although not considered senior securities, the table below reflects the Fund’s use of leverage based on its usage of reverse repurchase agreements as of the year ended December 31, 2025, which represented approximately 19.20% of the Fund’s total assets (including assets attributable to such leverage) at an estimated annual effective interest expense rate of 3.42% payable by the Fund on such instruments. Based on such estimated annual effective interest expense rate, the annual return that the Fund’s portfolio would need to experience (net of expenses) in order to cover the costs of such reverse repurchase agreements is 0.81%.

The information below does not reflect the Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as credit default swaps or other derivative instruments. The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. In addition, actual borrowing expenses associated with reverse repurchase agreements (or other types of borrowing, if any) used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.

‘Assumed Portfolio Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Shareholder	-13.23%	-7.02%	-0.81%	5.40%	11.61%

Total return is composed of two elements — the dividends on Shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As the table shows, leverage generally increases the return to Shareholders when portfolio return is greater than the costs of leverage and decreases return when the portfolio return is less than the costs of leverage.

Effects of Leverage [Table Text Block]	The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. In addition, actual borrowing expenses associated with reverse repurchase agreements (or other types of borrowing, if any) used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.
‘Assumed Portfolio Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Shareholder	-13.23%	-7.02%	-0.81%	5.40%	11.61%

Return at Minus Ten [Percent]		(13.23%)
Return at Minus Five [Percent]		(7.02%)
Return at Zero [Percent]		(0.81%)
Return at Plus Five [Percent]		5.40%
Return at Plus Ten [Percent]		11.61%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Description of Capital Structure and Shares

The Fund is a statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on April 5, 2021. The Fund’s Declaration of Trust provides that the Board may authorize separate classes of shares of beneficial interest. The Board has authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its Shareholders.

SHARES

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each Share of the Fund represents an equal proportionate interest in the assets of the Fund with each other Share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its Shareholders after payment of Fund operating expenses, including interest, on outstanding borrowings, if any, no less frequently than monthly. Unless the registered owner of Shares elects to receive cash, all dividends declared on Shares will be automatically reinvested for Shareholders in additional shares of the Fund. See “Dividend Reinvestment Policy.” The Investment Company Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Fund among its Shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund’s Shareholders are not liable for any liabilities of the Fund. Although Shareholders of an unincorporated statutory trust established under Delaware law may, in certain limited circumstances, be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote. The Fund will not issue share certificates.

EXTRAORDINARY EVENTS

The Trustees, in order to change the form of organization and/or domicile of the Fund, may, without prior Shareholder approval: (i) cause the Fund to merge or consolidate with or into one or more trusts, partnerships, limited liability companies, associations or corporations which is or are formed, organized or existing under the laws of a state, commonwealth, possession or colony of the United States, or (ii) cause the Fund to incorporate under the laws of Delaware. Any agreement of merger or consolidation or certificate of merger may be signed by a majority of the Trustees. Any other merger or consolidation of the Fund shall, in addition to the approval of the Trustees, require a majority Shareholder vote, except as otherwise permitted by the Investment Company Act or other applicable laws and regulations.

The Trustees may without Shareholder approval (unless required by the Investment Company Act) in dissolution of the Fund or an applicable series or class liquidate, reorganize or dissolve the Fund or an applicable series or class in any manner or fashion not inconsistent with applicable law. The assets of the Fund shall be allocated and distributed in accordance with the provisions of the Declaration of Trust. Upon completion of the distribution of the remaining proceeds or assets, the Fund shall terminate and shall be wound up in accordance with the provisions of the Declaration of Trust.

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of entities or other persons to acquire control of the Fund or to change the composition of the Board, and could have the effect of depriving the Fund’s Shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. Trustees are elected for indefinite terms and do not stand for reelection. A trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the Shareholders of at least two-thirds of the class of shares of the Fund that are entitled to elect a trustee and that are entitled to vote on the matter. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

LEGAL PROCEEDINGS

The Declaration of Trust imposes limits on the ability of both shareholders and non-shareholders to bring derivative action, suit, or other proceeding on behalf of with respect to shareholders. Specifically, no non-shareholder shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such shares. No shareholder may maintain a derivative action unless holders of at least 10% of the Shares of the affected Class or Classes join in the bringing of such action. These limitations do not apply to claims arising under the federal securities laws.

DERIVATIVE ACTIONS

A Shareholder may bring a derivative action only if (a) such Shareholder makes a pre-suit demand upon the Board to bring the subject action, (b) the Trustees are given a reasonable amount of time to consider and investigate the request, and (c) the Trustees may retain counsel or other advisers in considering the merits of the request and will require an undertaking by the Shareholder(s) making such request to reimburse the Fund for the expense of any such advisers in the event that the Trustees determine not to bring such action. The requirements that (i) 10% of the Shares of the affected Class or Classes join in the demand to bring the action and (ii) requesting Shareholders provide an undertaking to reimburse the Fund for the expense of any advisers retained by the Trustees, in the event that the Trustees determine not to bring such action, do not apply to claims arising under the federal securities laws.

INFORMATION REQUIREMENTS

Every owner of more than 5% of the outstanding shares during any taxable year, or such lower percentage as required by the Code or the regulations promulgated thereunder or as otherwise required by the Board, within 30 days after the end of each taxable year, is required to give the Fund written notice, stating his or her name and address, the number of Shares of each Class and series which he or she beneficially owns and a description of the manner in which the shares are held. Each such owner shall provide the Fund with such additional information as it may request in order to determine the effect, if any, of its beneficial ownership on the Fund’s status as a REIT. In addition, each Shareholder shall, upon demand, be required to provide the Fund with such information as it may request in good faith in order to determine its status as a REIT and to comply with the requirements of any taxing authority or governmental authority or to determine such compliance.

Security Title [Text Block]
Description of Capital Structure and Shares

Security Dividends [Text Block]		Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its Shareholders after payment of Fund operating expenses, including interest, on outstanding borrowings, if any, no less frequently than monthly. Unless the registered owner of Shares elects to receive cash, all dividends declared on Shares will be automatically reinvested for Shareholders in additional shares of the Fund. See “Dividend Reinvestment Policy.” The Investment Company Act may limit the payment of dividends to the holders of shares.
Security Voting Rights [Text Block]		Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.
Security Liquidation Rights [Text Block]		Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Fund among its Shareholders.
Security Liabilities [Text Block]		The Declaration of Trust provides that the Fund’s Shareholders are not liable for any liabilities of the Fund.
Security Preemptive and Other Rights [Text Block]		The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares.
Outstanding Securities [Table Text Block]

The following table shows the amounts of the Fund’s shares that have been authorized and are outstanding as of April 1, 2026:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant or for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
FOUNDERS	Unlimited	None	15,276,536
CLASS I	Unlimited	None	30,385,823
CLASS K	Unlimited	None	45,331
CLASS M	Unlimited	None	None

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT AND MARKET RISK

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit rating downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

The success of the Fund’s investment activities will be affected by these general economic and market conditions. Additionally, environmental and public health risks, such as natural disasters or pandemics/epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The U.S. stock and credit markets have experienced price volatility, dislocations and liquidity disruptions in the past. Any future disruptions in the capital and credit markets will adversely affect the Fund’s ability to identify suitable investments, obtain financing and exit investments at the desired times and on terms favorable to the Fund, which in turn may adversely affect the Fund’s financial condition, results of operations, cash flow and ability to make distributions to Shareholders.

Geopolitical instability, including the ongoing conflict between Russia and Ukraine and armed conflicts involving Israel, actual and potential shifts in United States foreign, trade, economic and other policies, and rising trade tensions between the United States and Canada, China, and Mexico, as well as other global events, have significantly increased macroeconomic uncertainty at a national and global level. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund.

The Fund does not know how long the U.S. economy, financial markets and real estate markets and operations may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy, financial markets and real estate markets and operations. Those events also could have an acute effect on individual issuers or tenants or related groups of issuers or tenants. These risks also could adversely affect individual properties and investments, interest rates, secondary trading, risk of tenant defaults, decreased occupancy at our properties, credit risk, inflation, deflation and other factors that could adversely affect the Fund’s investments, net investment income and the net asset value of the Shares.

Closed-End Interval Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLOSED-END INTERVAL FUND RISK

The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REPURCHASE OFFERS RISK

Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Accordingly, you may not be able to sell your Shares when or in the amount that you desire. Additionally, if a repurchase offer is oversubscribed, Shareholders may be unable to liquidate the full amount of Shares tendered during a particular repurchase offer (see “Quarterly Repurchase Offers”).

The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective.

If proceeds of the Offering are used to meet repurchase obligations, it may constitute a return of capital, resulting in tax consequences to the Shareholders (see “U.S. Federal Income Tax Considerations” below). Any use of capital to meet repurchase obligations will be distributed after payment of Fund fees and expenses. If the Fund sells investments in order to fund repurchase requests, the repurchase of Shares generally will be a taxable event for the Shareholder tendering its Shares. For a discussion of these tax consequences, see “U.S. Federal Income Tax Considerations” below and in the SAI. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. Under certain circumstances, consistent with the requirements of the Fund’s Declaration of Trust and By-Laws and the provisions of the Investment Company Act and the rules thereunder including Rule 23c-3, the Fund may repurchase or redeem at NAV the Shares of a Shareholder, or any person acquiring Shares from or through a Shareholder, without consent or other action by the Shareholder or other person. Please see “Quarterly Repurchase Offers — Involuntary Repurchases” in this Prospectus and “Repurchases and Transfers of Shares — Involuntary Repurchases” in the SAI for additional information.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIQUIDITY RISK

To the extent consistent with the applicable liquidity requirements for interval funds, the Fund may invest without limit in illiquid investments. Liquidity risk exists when particular investments are difficult to purchase or sell at the time that the Fund would like or at the price that the Fund believes such investments are currently worth. Many of the Fund’s investments may be illiquid. The term “illiquid investments” for this purpose means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in volatile markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. The liquidity of certain assets, particularly of privately issued and non-investment grade mortgage-backed securities, asset-backed securities and collateralized debt obligations, may be difficult to ascertain and may change over time. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COMPETITION RISK

Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. The Fund’s profitability depends, in large part, on its ability to acquire target assets at attractive prices. In acquiring its target assets, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds, REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions. Desirable investments in the Fund’s target assets may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time. The Fund cannot assure you that the competitive pressures it faces will not have a material adverse effect on its business, financial condition and results of operations or the Fund’s ability to locate, consummate and exit investments that satisfy its investment objectives.

Management Risk and Reliance on Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MANAGEMENT RISK AND RELIANCE ON KEY PERSONNEL

The Fund is subject to management risk because it is an actively managed investment portfolio. There can be no guarantee that the investment decisions made by the Adviser will produce the desired performance results. Regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Adviser to restrict or prohibit participation in certain investments, or may affect the investment techniques available to the Adviser in connection with managing the Fund. In such circumstances, the Fund may purchase other securities or instruments as substitutes, which may not perform as intended and could adversely affect the ability of the Fund to achieve its investment objectives.

In connection with the investment process, the Adviser or the Sub-Adviser, as applicable, will exercise its professional judgment in evaluating important and complex business, financial, tax, accounting and legal issues and will rely on the third-party resources reasonably available to it. Such resources may not be sufficient, accurate, complete or reliable, and the Adviser’s or Sub-Adviser’s due diligence may not reveal or identify all matters that could have a material effect on the value of an investment. Moreover, even if due diligence reveals certain factors that prove to have a material effect on the value of an investment, there is no guarantee that the Adviser or the Sub-Adviser, as applicable, will accurately predict at the time of considering an investment that such factors will ultimately prove to have such a material effect.

There can be no assurance that the key personnel at the Adviser or the Sub-Adviser will be retained. The ability to retain such personnel or to attract suitable replacements should any such persons leave is dependent on the competitive nature of the employment market. The loss of the services of one or more of the Adviser’s or Sub-Adviser’s key employees could have an adverse impact on the Fund’s ability to realize its investment objectives.

Below Investment Grade (High Yield or Junk) Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BELOW INVESTMENT GRADE (HIGH YIELD OR JUNK) SECURITIES RISK

There is no limit on the Fund’s ability to invest in below investment grade securities. Below investment grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment, both in the short-term and the long-term.

Cybersecurity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CYBERSECURITY RISKS

The Adviser, the Sub-Adviser, the Fund and its other Service Providers depend heavily upon computer systems to perform necessary business functions. Despite the implementation of a variety of security measures, their computer systems could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, the Adviser, the Sub-Adviser, the Fund and its other Service Providers may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the Adviser’s, the Sub-Adviser’s, the Fund’s or its other Service Providers’ computer systems and networks, or otherwise cause interruptions or malfunctions in the operations of such entities, which could result in damage to their reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CONCENTRATION RISK

The Fund’s investments in real estate debt are expected to be secured by commercial real estate assets. The Fund’s concentration in the commercial real estate industry may increase the volatility of the Fund’s returns and may also expose the Fund to the risk of economic downturns in this industry to a greater extent than if its portfolio also included investments in other industries. While this portfolio concentration may enhance total returns to the Shareholders, if any large position sustains a material loss, the returns to the Fund, and thus to Shareholders, will be lower than if the Fund had invested in a more diversified portfolio.

Further, there is no limit regarding the amount of Fund assets that may be invested in commercial real estate in any single geographic area within the United States. To the extent the Fund concentrates its investments in a limited number of commercial real estate assets or geographic areas, the Fund will be subject to certain risks relating to concentrated investments. The Fund’s revenue from, and the value of, its commercial real estate assets located in any single concentrated region may be affected disproportionately by a number of factors, including local commercial real estate conditions (such as oversupply of or reduced demand for such properties) and the local economic climate. Business layoffs, downsizing, industry slowdowns, changing demographics, and other factors may adversely impact the local economic climate. A downturn in either the local economy or in general real estate conditions for any market in which the Fund’s investments are concentrated could adversely affect the Fund’s financial condition, results of operations, cash flow and ability to make distributions to Shareholders.

Valuation Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VALUATION RISKS

The price the Fund pays for its private commercial real estate investments will be based on the Adviser’s projections of market demand, occupancy levels, rental income, the costs of any development, redevelopment or renovation of a property, borrower expertise and other factors. If any of such projections are inaccurate or it ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and the Fund could experience losses. Accurate valuations may be more difficult to obtain in times of low transaction volume due to fewer market transactions that can be considered in the context of an appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s real property investments between valuations, or to obtain complete information regarding any such events in a timely manner.

For the purposes of calculating the Fund’s NAV, private commercial real estate investments will initially be valued at cost, which the Fund expects to represent fair value at that time. Thereafter, valuations of private commercial real estate investments will be derived from an independent third-party service provider on a semi-annual basis.

Within the parameters of the valuation policies adopted by the Valuation Designee and approved by the Board, the valuation methodologies used to value the Fund’s private commercial real estate investments will involve subjective judgments and projections that may not materialize. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not materialize. Valuations of the Fund’s private CRE Debt investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s or the Adviser’s control. Valuations of the Fund’s private CRE Debt investments by an independent third-party service provider are generally conducted semi-annually. In the interim between third-party evaluations, the Adviser’s Valuation Committee shall value each such investment on a monthly basis as set forth in the valuation procedures adopted by Adviser and approved by the Board (see “Determination of Net Asset Value”). It may be difficult for the Valuation Designee to quantify the impact of financial conditions and other factors relevant to the valuation of such an asset, and the information necessary to make a full assessment of the asset’s fair value may not be immediately available, which may require the Valuation Designee to make an assessment of fair value with incomplete information.

The Fund’s Board has designated the Adviser as the Fund’s Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act. However, the Adviser’s participation in the Fund’s valuation process could result in a conflict of interest, since the fee payable to the Adviser is based on the Fund’s average daily net assets. A material change in a private commercial real estate investment or a new appraisal of a private commercial real estate investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per share. Real estate valuations do not necessarily represent the price at which assets will sell, since market prices of real estate assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset is actually sold in the market, and the difference between carrying value and the ultimate sales price could be material.

Accurate valuations may be more difficult to obtain in times of low transaction volume due to fewer market transactions that can be considered in the context of an appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s real property investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is fully evaluated.

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REVERSE REPURCHASE AGREEMENTS RISK

The use of reverse repurchase agreements involves many of the same risks involved in the use of leverage, because the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement will decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund will decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experience insolvency, the Fund could be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements, the Fund’s NAV will decline, and, in some cases, the Fund could be worse off than if it had not used such instruments.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LEVERAGE RISK

The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and leverage attributable to reverse repurchase agreements, dollar rolls or similar transactions. The Fund will add financial leverage to its portfolio representing up to approximately 33⅓% of the Fund’s total assets, which includes the assets subject to, and obtained with the proceeds of, the leveraging activity). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The use of leverage will cause the Fund to incur additional expenses and significantly magnify the Fund’s losses in the event of underperformance of the Fund’s underlying investments.

Use of leverage creates an opportunity for increased income and return for Shareholders but, at the same time, creates risks, including the likelihood of greater volatility in the NAV and market price of, and distributions on, the Shares. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Fund’s NAV, which will be borne entirely by the Fund’s Shareholders. There can be no assurance that the Fund’s leveraging strategy will be successful during any period in which it is employed. Leverage involves risks and special considerations for common Shareholders, including:

•     the likelihood of greater volatility of NAV, market price and dividend rate of the common Shares than a comparable portfolio without leverage;

•     the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any other leverage that the Fund must pay will reduce the return to the common Shareholders;

•     the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common Shares;

•     when the Fund uses leverage, the investment advisory fees payable to the Adviser and the Sub-Adviser will be higher than if the Fund did not use leverage; and

•     leverage may increase operating costs, which may reduce total return.

The Fund may be subject to investment restrictions of any applicable nationally recognized statistical rating organization (NRSRO) and/or credit facility lenders as a result of its use of financial leverage. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or portfolio requirements will significantly impede the Adviser or the Sub-Adviser in managing the Fund’s portfolio in accordance with its investment objectives and policies. Nonetheless, if these covenants or guidelines are more restrictive than those imposed by the 1940 Act, the Fund may not be able to utilize as much leverage as it otherwise could have, which could reduce the Fund’s investment returns.

In addition, the Fund expects that any notes it issues or credit facility it enters into would contain covenants that, among other things, will likely impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations and currency hedging requirements on the Fund. These covenants would also likely limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change fundamental investment policies and engage in certain transactions, including mergers and consolidations. Such restrictions could cause the Adviser to make different investment decisions than if there were no such restrictions and could limit the ability of the Board of Trustees and Shareholders to change fundamental investment policies.

Although it does not currently contemplate doing so, the Fund may in the future issue preferred shares as a form of financial leverage. Any such preferred shares of the Fund would be senior to the common shares, such that holders of preferred shares would have priority over the distribution of the Fund’s assets, including dividends and liquidating distributions.

Leverage Limitations under the Investment Company Act [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LEVERAGE LIMITATIONS UNDER THE INVESTMENT COMPANY ACT

As a closed-end investment company that is registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act and the rules thereunder. The Investment Company Act generally limits the extent to which the Fund is able to use borrowings and “uncovered” transactions that give rise to a form of leverage, including reverse repurchase agreements and any other senior securities representing indebtedness, to 33⅓% of the Fund’s total assets, including assets attributable to such leverage. That is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) will be at least 300% of the senior securities representing indebtedness. In addition, the Fund is not permitted to declare any cash dividend or other distribution on common shares unless, at the time of such declaration, this asset coverage test is satisfied.

Rule 18f-4 under the Investment Company Act (“Rule 18f-4”) regulates the use of derivatives and certain related instruments, including reverse repurchase agreements, by certain funds registered under the Investment Company Act. The Fund qualifies as a “limited derivatives user” as defined in Rule 18f-4, and accordingly the Fund is not required to establish a derivatives risk management program or to appoint a derivatives risk manager. The Fund has, however, adopted policies and procedures to manage its aggregate derivatives risk.

Since the Fund qualifies as a limited derivatives user, the Fund treats its holdings of reverse repurchase agreements as senior securities under Section 18 of the Investment Company Act. Accordingly, reverse repurchase agreements are subject to the 300% asset coverage requirements described above. The Fund combines the aggregate amount of indebtedness associated with reverse repurchase agreements or similar financing instruments with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio.

To the extent that Wholly Owned Entities directly incur leverage in the form of debt, the amount of such recourse leverage used by the Fund and such Wholly Owned Entities is consolidated and treated as senior securities for purposes of complying with the Investment Company Act’s limitations on leverage by the Fund. Accordingly, it is the Fund’s present intention to utilize leverage through debt or borrowings, including reverse repurchase agreements, in an amount not to exceed 33⅓% of the Fund’s total assets (i.e., maintain 300% asset coverage), including the amount of any direct debt or borrowing by Wholly Owned Entities. Certain types of the Fund’s investments may also utilize property level debt financing (i.e., mortgages on properties that are non-recourse to the Fund except in extremely limited circumstances).

Risks of Investing in Real Estate-Related Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in Real Estate-Related Investments

GENERAL RISKS RELATING TO REAL ESTATE-RELATED DEBT AND PREFERRED EQUITY INVESTMENTS

The Fund invests in a variety of real estate-related debt and preferred equity investments, and will be subject to a variety of risks in connection with such investments. Any deterioration of real estate fundamentals generally, and in the United States in particular, could negatively impact the Fund’s performance by making it more difficult for entities in which the Fund invests to satisfy their debt payment obligations, increasing the default risk applicable to such borrowers and/or making it relatively more difficult for the Fund to generate attractive risk-adjusted returns. It is impossible to predict the degree to which economic conditions generally, and the conditions for real estate investing in particular, will improve or will deteriorate. Declines in the performance of the U.S. and global economies, the commercial real estate markets or in the commercial real estate debt markets could have a material adverse effect on the Fund’s investment strategy and performance.

Risks Relating to CRE Debt Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS RELATING TO CRE DEBT INSTRUMENTS

CRE Debt instruments (e.g., mortgages, mezzanine loans and preferred equity) that are secured by commercial real estate, are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential properties. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of the property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things:

•     tenant mix and tenant bankruptcies;

•     success of tenant businesses;

•     property management decisions, including with respect to capital improvements, particularly in older building structures;

•     property location and condition;

•     competition from other properties offering the same or similar services;

•     changes in laws that increase operating expenses or limit rents that may be charged;

•     any need to address environmental contamination at the property;

•     changes in national, regional, or local economic conditions, real estate values and/or rental occupancy rates;

•     changes in interest rates and in the state of the debt and equity capital markets, including diminished availability or lack of debt financing for commercial real estate;

•     changes in real estate tax rates and other operating expenses;

•     changes in governmental rules, regulations and fiscal policies, including environmental regulation;

•     seasonal and weather-related fluctuations in demand affecting the performance of certain properties, including real estate used in the hospitality industry;

•     decline in demand for real estate from increased use of e-commerce or other technological advances;

•     acts of God, terrorism, social unrest and civil disturbances, which may decrease the availability of or increase the cost of insurance or result in uninsured losses; and

•     adverse changes in zoning laws.

In addition, the Fund may be exposed to the risk of judicial proceedings with borrowers and entities in which it invests, including bankruptcy or other litigation, as a strategy to avoid foreclosure or enforcement of other rights by the Fund as a lender or an investor. In the event that any of the properties or entities underlying or collateralizing the Fund’s CRE Debt Investments experiences any of the foregoing events or occurrences, the value of, and return on, such investments could be materially and adversely affected.

CRE CLO Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CRE CLO RISK

CRE CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CRE CLOs may be adversely impacted due to collateral defaults of subordinate tranches and market anticipation of defaults. The risks of CRE CLOs will be greater if the Fund invests in CRE CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of a CRE CLO that absorbs losses from the defaults before senior tranches. In addition, CRE CLOs are subject to interest rate risk and credit risk.

If the mortgage portfolios underlying CRE CLOs have been overvalued by the mortgage originators, or if the values subsequently decline and, as a result, less collateral value is available to satisfy interest and principal payments and any other fees in connection with the trust or other conduit arrangement for such securities, the Fund may incur significant losses. In addition, control over a CRE CLO’s related underlying loans will be exercised through a special servicer or collateral manager designated by a “directing certificate holder” or a “controlling class representative,” or otherwise pursuant to the related securitization documents. The Fund may acquire classes of CRE CLOs for which the Fund may not have the right to appoint the directing certificate holder or otherwise direct the special servicing or collateral management. With respect to the management and servicing of the underlying loans, the related special servicer or collateral manager may take actions that could adversely affect the Fund’s interests. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CRE CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CRE CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Risks Related to Note-on-Note Financing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Note-on-Note Financing

The Fund may use “note-on-note” financing transactions as a form of leverage, in which the Fund incurs indebtedness or other financing obligations that are secured by, or otherwise dependent upon, one or more promissory notes held by the Fund rather than a direct interest in underlying assets. In these transactions, the Fund’s obligations to its financing counterparties generally depend on the Fund’s rights under the underlying notes and the performance of the obligors on those notes. The Fund typically will not grant a direct security interest in the underlying collateral securing such notes and may have limited ability to control enforcement, amendments, or restructuring of the underlying notes.

The use of note-on-note financing as leverage may magnify losses to the Fund. If the obligor on an underlying note defaults or becomes insolvent, or if the underlying note is modified or impaired, or otherwise declines in value, the Fund may be required to meet its obligations to the financing counterparty without receiving corresponding payments on the underlying note. In addition, the Fund may be required to post additional collateral, repay financing on an accelerated basis, or sell assets at unfavorable prices to satisfy its obligations. These risks may be exacerbated by the fact that the underlying notes may be less liquid or more difficult to value than assets in which the Fund could otherwise invest, particularly during periods of market stress, which could increase volatility in the Fund’s net asset value and adversely affect the Fund’s ability to meet repurchase requests.

Risks Related to Investments in Publicly Traded REITs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Investments in Publicly Traded REITs

The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values, including supply and demand for properties, the economic health of the country or of different regions, the strength of specific industries that rent properties and interest rates. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants. Shareholders in the Fund may pay higher fees than Shareholders in funds that do not hold shares of underlying publicly traded REITS because the underlying REITS impose fees in addition to those imposed by the Fund.

Risks Relating to Commercial Mortgage-Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS RELATING TO COMMERCIAL MORTGAGE-BACKED SECURITIES

The Fund will invest a portion of its assets in pools or tranches of CMBS. CMBS are securities that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. The collateral underlying CMBS generally consists of commercial mortgages on real property that has a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels.

In a rising interest rate environment, the value of CMBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of CMBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.

The securitization process that CMBS go through may also result in additional risks. Generally, CMBS are issued in classes similar to mortgage loans. To the extent that the Fund invests in a subordinate class, it will be paid interest only to the extent that there are funds available after paying the senior classes. To the extent the collateral pool includes delinquent loans, subordinate classes will likely not be fully paid and may not be paid at all. Subordinate CMBS are also subject to greater credit risk than those CMBS that are more highly rated. Further, the ratings assigned to any particular class of CMBS may not ultimately prove to be accurate. Thus, any particular class of CMBS may be riskier and more volatile than the rating assigned to such security, which may result in the returns on any such CMBS investment being less than anticipated.

Non-agency Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-AGENCY SECURITIES RISK

Investments in asset-backed or mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loans, private mortgage insurance companies, mortgage bankers and other secondary market issuers are subject to additional risks. There are no direct or indirect government or agency guarantees of payments in loan pools created by non-government issuers. Securities issued by private issuers are subject to the credit risks of the issuers. An unexpectedly high rate of defaults on the loan pool may adversely affect the value of a non-agency security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of pools that include subprime loans. Non-agency securities are typically traded “over-the-counter” rather than on a securities exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, the non-agency mortgage-related securities held by the Fund may be particularly difficult to value because of the complexities involved in assessing the value of the underlying loans and the value of these securities can change dramatically over time.

Risks Relating to Subordinated Debt Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS RELATING TO SUBORDINATED DEBT INVESTMENTS

To the extent that the Fund acquires subordinated or “mezzanine” debt investments, the Fund does not anticipate having absolute control over the underlying collateral because the Fund will be dependent on third-party borrowers and agents and will have rights that are subordinate to those of senior lenders. The Fund’s subordinated or mezzanine debt interests may be in real estate companies and real estate-related companies and properties whose capital structures may have significant leverage ranking ahead of the Fund’s investment. While the Adviser anticipates that the Fund’s investments will usually benefit from the same or similar financial and other covenants as those enjoyed by the leverage ranking ahead of the Fund and will usually benefit from cross default provisions, some or all of such terms may not be part of particular investments. The Adviser anticipates that the Fund’s usual security for these types of investments will be pledges of ownership interests, directly and/or indirectly, in a property-owning entity, and in many cases the Fund may not have a mortgage or other direct security interest in the underlying real estate assets. Moreover, it is likely that the Fund will be restricted in the exercise of its rights in respect of these types of investments by the terms of subordination agreements between it and the leverage ranking ahead of the Fund’s capital. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all and there can be no assurance that the rate of return objectives of the Fund or any particular investment will be achieved. To protect its original investment and to gain greater control over the underlying assets, the Fund may need to elect to purchase the interest of a senior creditor or take an equity interest in the underlying assets, which may require additional investment by the Fund.

Risks Relating to Mezzanine Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS RELATING TO MEZZANINE LOANS

The mezzanine loans in which the Fund may invest may include loans secured by one or more direct or indirect ownership interests in a company, partnership or other entity owning, operating or controlling, directly or through subsidiaries or affiliates, one or more properties. Although not secured by the underlying real estate, mezzanine loans share certain of the characteristics of subordinate loan interests described above. It is expected that the properties owned by such entities are or will be subject to existing mortgage loans and other indebtedness. As with subordinate commercial mortgage loans, repayment of a mezzanine loan is dependent on the successful operation of the underlying properties and, therefore, is subject to similar considerations and risks, including certain of the considerations and risks described herein. Mezzanine loans may also be affected by the successful operation of other properties, the interests in which are not pledged to secure the mezzanine loan. The entity ownership interests securing the mezzanine loans may represent only partial interests in the related real estate company and may not control either the related real estate company or the underlying property. As a result, the effective realization on the collateral securing a mezzanine loan in the event of default may be limited.

Mezzanine loans may also involve certain additional considerations and risks. For example, the terms of mezzanine loans may restrict transfer of the interests securing such loans (including an involuntary transfer upon foreclosure) or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

Risks Relating to Commercial Mortgage Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS RELATING TO COMMERCIAL MORTGAGE LOANS

Commercial mortgage loans have certain distinct risk characteristics. Mortgage loans on commercial properties generally lack standardized terms, which may complicate their structure and increase due diligence costs. Commercial mortgage loans also tend to have shorter maturities than single-family residential mortgage loans and are generally not fully amortizing, which means that they may have a significant principal balance or “balloon” payment due on maturity. Mortgage loans with a balloon payment involve a greater risk to a lender than fully amortizing loans because the ability of a borrower to make a balloon payment typically will depend upon its ability either to fully refinance the loan or to sell the property securing the loan at a price sufficient to permit the borrower to make the balloon payment. The ability of a borrower to effect a refinancing or sale will be affected by a number of factors, including the value of the property, the level of available mortgage rates at the time of sale or refinancing, the borrower’s equity in the property, the financial condition and operating history of the property and the borrower, tax laws, prevailing economic conditions and the availability of credit for loans secured by the specific type of property.

Commercial mortgage loans generally are non-recourse to borrowers. In the event of foreclosure on a commercial mortgage loan, the value at that time of the collateral securing the mortgage loan may be less than the principal amount outstanding on the mortgage loan and the accrued but unpaid interest thereon.

Risks Relating to Interest Rates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS RELATING TO INTEREST RATES

Changes in interest rates may adversely affect the Fund’s investments. Changes in the level of interest rates can affect the Fund’s income by affecting the spread between the income on its assets and the expense of its interest-bearing liabilities, as well as the value of the Fund’s interest-earning assets and its ability to realize gains from the sale of assets. Interest rates are highly sensitive to factors such as governmental, monetary and tax policies, domestic and international economic and political considerations, fiscal deficits, trade surpluses or deficits, regulatory requirements and other factors beyond the control of the Fund. The Fund may finance its activities with both fixed and variable rate debt. With respect to variable rate debt, the Fund’s performance may be affected adversely if it does not or is unable to limit the effects of changes in interest rates on its operations by employing an effective hedging strategy, including engaging in interest rate swaps, caps, floors or other interest rate contracts, or buying and selling interest rate futures or options on such futures. Should the Fund so elect (and it will be under no obligation to do so), the use of hedging instruments to hedge a portfolio carries certain risks, including the risk that losses on a hedge position will reduce the Fund’s earnings and funds available for distribution to the Shareholders and that such losses may exceed the amount invested in such instruments. There is no perfect hedge for any investment, and a hedge may not perform its intended purpose of offsetting losses on an investment and, in certain circumstances, could increase such losses. The Fund may also be exposed to the risk that the counterparties with which it trades may cease making markets and quoting prices in such instruments, which may render the Fund unable to enter into an offsetting transaction with respect to an open position, or the risk that a counterparty may default on its obligations.

Credit Ratings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CREDIT RATINGS RISK

Credit ratings on debt securities represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value; therefore, they may not fully reflect the true risks of an investment. Moreover, market conditions may significantly impair the value and liquidity of investments and may result in a lack of correlation between their credit ratings and value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates. In addition, many of the Fund’s investments are not expected to be assigned public ratings by the rating agencies.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PREPAYMENT RISK

Senior mortgage loans, junior notes, mezzanine loans and certain CMBS loans may be subject to prepayment, which is affected by a number of factors. If prevailing rates for similar loans fall below the interest rates on such loans, prepayment rates would generally be expected to increase, reducing the yield to maturity and average life of the investment. If the Fund reinvests the proceeds of such prepayments, it will likely do so at a lower rate of interest. Conversely, if prevailing rates for similar loans rise above the interest rates on such loans, prepayment rates would generally be expected to decrease, creating maturity extension risk, and potentially increasing the Fund’s volatility.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COUNTERPARTY RISK

Certain of the Fund’s investments will transpire in private markets. Differing market standards for counterparty credit evaluation may expose the Fund to the risk that a counterparty will not complete or settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (irrespective of whether bona fide), counterparty default, or inability to perform, causing the Fund to suffer a loss. Such “counterparty” risk is accentuated for contracts with longer maturities or where the Adviser has concentrated the Fund’s transactions with a particular counterparty or group of counterparties.

Limitations on Remedies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITATIONS ON REMEDIES RISK

Although the Fund will have certain contractual remedies upon the default by borrowers under certain investments, such as foreclosing in the underlying real estate or collecting rents generated therefrom or acquiring equity interests in the borrower or property owning entity, certain legal requirements may limit the ability of the Fund to effectively exercise such remedies. Furthermore, the right of a mortgage lender to convert its loan position into an equity interest may be limited by certain common law or statutory prohibitions, which may operate to prevent a lender from exercising conversion rights from debt to equity interests. In this connection, the laws with respect to the rights of creditors and other investors in certain jurisdictions in which the Fund may invest may not be comprehensive or well developed, and the procedures for the judicial or other enforcement of such rights may be of limited effectiveness.

Consumer Protection Laws [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CONSUMER PROTECTION LAWS

The loans underlying certain of the Fund’s investments and/or the originators of such loans may be subject to special rules, disclosure and licensing requirements and other provisions of federal and state consumer protection laws, including, among others, the federal Truth-in-Lending Act, Regulation Z, the Real Estate Settlement Procedures Act, the Equal Credit Opportunity Act, the Fair Credit Billing Act, the Fair Credit Reporting Act and related statutes. Failure to comply with these federal or state consumer protection laws and related statutes could subject lenders to specific statutory liabilities. In some cases, this liability may affect the subsequent assignees of such obligations, including the issuer of such securities. In particular, a lender’s failure to comply with the federal Truth-in-Lending Act could subject such lender and its assignees to monetary penalties and could result in rescission. Numerous class action lawsuits have been filed in multiple states alleging violations of these statutes and seeking damages, rescission and other remedies. These suits have named the originators and current and former holders. If any issuer of a loan held by the Fund were to be named as a defendant in a class action lawsuit, the costs of defending or settling such lawsuit or a judgment could reduce the amount available for distribution on issuer’s securities and could negatively impact the returns to the Fund.

General Risks of Direct Investments in Real Estate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL RISKS OF DIRECT INVESTMENTS IN REAL ESTATE

To a lesser degree, the Fund may invest in equity ownership interests in real estate as part of its investment strategy. The yields available from equity investments in real estate depend on the amount of income earned and capital appreciation generated by a property, as well as the expenses incurred in connection therewith. Accordingly, the performance of these investments is subject to the risks affecting cash flow, expenses, capital appreciation, and, to the extent the investments are leveraged, the risks incident to borrowing funds, including risks associated with changes in the general economic climate, changes in the overall real estate market, local real estate conditions, the financial condition of tenants, buyers and sellers of properties, supply of or demand for competing properties in an area, technological innovations that dramatically alter space and demand requirements, the availability of financing, changes in interest rates and mortgage availability, inflation, inventory availability and demand, taxes, competition based on rental rates, energy and supply shortages, various uninsured and uninsurable risks, government regulations, environmental laws and regulations, zoning laws, environmental claims arising in respect of real estate acquired with undisclosed or unknown environmental problems or as to which inadequate reserves had been established, changes in the relative popularity of property types and locations, risks due to dependence on cash flow and risks and operating problems arising out of the presence of certain construction materials, force majeure, acts of war (declared and undeclared), terrorist acts, strikes and other factors which are beyond the control of the Fund. In addition, rising interest rates could make alternative interest bearing and other investments more attractive and, therefore, potentially lower the relative value of any existing real estate investments.

When interest rates decline, borrowers may pay off their loans sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. In addition, the creditworthiness, servicing practices, and financial viability of the loan servicers present significant risks. For instance, a servicer may be required to make advances in respect of delinquent loans underlying mortgage-related securities; however, servicers experiencing financial difficulties may not be able to perform these obligations.

Insufficient Cash Flow [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INSUFFICIENT CASH FLOW

Certain significant expenditures associated with an investment in real estate (such as mortgage payments, real estate taxes and maintenance costs) generally do not decline when circumstances cause a reduction in income from the property. In the event that the Fund does not have sufficient cash available to it through its operations to continue operating its business as usual, the Fund may need to find alternative ways to increase its liquidity. Such alternatives may include, without limitation: divesting itself of properties, whether or not they otherwise meet the Fund’s strategic objectives to keep in the long-term, at less than optimal terms; incurring debt; entering into leases with its tenants at lower rental rates or less than optimal terms; or entering into lease renewals with its existing tenants without an increase in, and with possibly lower, rental rates. There can be no assurance, however, that such alternative ways to increase the Fund’s liquidity will be available to the Fund. Additionally, taking such measures to increase the Fund’s liquidity will adversely affect its business, results of operations and financial condition.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INFLATION/DEFLATION RISK.

Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions on the Shares can decline. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change). In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Shareholders.

Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation. Deflation could have an adverse effect on the creditworthiness of issuers and could make issuer defaults more likely, which could result in a decline in the value of the Fund’s portfolio.

Dependence on Tenants; Financial Condition of Tenants [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DEPENDENCE ON TENANTS; FINANCIAL CONDITION OF TENANTS

The Fund’s revenues from direct investments in real estate will depend, at least in part, on the creditworthiness of tenants and would be adversely affected by the loss of or default by significant lessees. Much of the tenant base is expected to consist of non-rated and non-investment grade tenants. In addition, certain properties may be occupied by a single tenant, and as a result, the success of those properties depends on the financial stability of that tenant. Lease payment defaults by tenants could cause the Fund to reduce the amount of distributions to the Shareholders and could force the Fund to find an alternative source of funding to pay any mortgage loan interest or principal, taxes, or other obligations relating to the property. In the event of a tenant default, the Fund may also experience delays in enforcing the Fund’s rights as landlord and may incur substantial costs in protecting its investment and re-leasing the property. If a lease is terminated, the value of the property may be immediately and negatively affected, and the Fund may be unable to lease the property for the rent previously received or at all or sell the property without incurring a loss.

A tenant of one or more of the Fund’s properties or subsequently acquired properties may experience, from time to time, a downturn in its business which may weaken its financial condition and result in its failure to make rental payments when due. At any time, a tenant may seek the protection of bankruptcy or insolvency laws, which could result in the rejection and termination of such tenant’s lease and thereby cause a reduction in the distributable cash flow of the Fund. No assurance can be given that tenants will not file for bankruptcy protection in the future or, if any tenants file, that they will affirm their leases and continue to make rental payments in a timely manner. If a tenant’s lease is not affirmed following bankruptcy or if a tenant’s financial condition weakens, the Fund’s cash flow may be adversely affected.

Partial Ownership Interests [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PARTIAL OWNERSHIP INTERESTS

The Fund may hold properties indirectly by holding investments in Joint Venture Entities or Co-Investment Entities. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that: (i) the co-venturer or partner may have control or governance rights over some or all aspects of an investment that are greater than those of the Fund; (ii) the Fund and a co-venturer or partner may reach an impasse on a major decision that requires the approval of both parties; (iii) a co-venturer or partner may at any time have economic or business interests or goals that are inconsistent with those of the Fund (including those that may be inconsistent with the qualification as a REIT of an entity through which the Fund invests); (iv) a co-venturer or partner may encounter liquidity or insolvency issues or may become bankrupt; (v) a co-venturer or partner may be in a position to take action contrary to the Fund’s investment objective; (vi) a co-venturer or partner may take actions that subject the investment to liabilities in excess of, or other than, those contemplated; or (vii) in certain circumstances, the Fund may be liable for actions of its co-venturers or partners, each of which may subject the Fund’s investments to liabilities in excess of or other than those contemplated by the Adviser. In addition, the Fund may rely upon the abilities and management expertise of a co-venturer or partner.

In connection with entering into joint venture agreements, the Fund expects to be subject to various restrictions with respect to the sale of its interests. Joint venture agreements typically include provisions setting forth rules and restrictions regarding buy-sell procedures, forced sale procedures and other liquidity transactions. It may also be more difficult for the Fund to sell its interest in any joint venture, partnership or entity with other owners than to sell its interest in other types of investments as a result of these restrictions. Moreover, the Fund may not have the liquidity to execute on a sale in connection with the exercise by a joint venture partner of its buy-sell right and, as a result, the Fund may be forced to sell to the joint venture partner on disadvantageous terms.

In addition, the Fund may grant co-venturers or partners joint approval rights with respect to major decisions concerning the management, financing and disposition of investments, which would increase the risk of deadlocks. A deadlock could delay the execution of the business plan for an applicable investment or require the Fund to engage in a buy-sell of the venture with a co-venturer or partner or conduct the forced sale of the applicable investment. As a result of these risks, the Fund may be unable to fully realize its target return on any such investment.

Reliance on Third-Party Managers or Joint Venture Partners [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RELIANCE ON THIRD-PARTY MANAGERS OR JOINT VENTURE PARTNERS

Although the Adviser will monitor the performance of each of the Fund’s direct real estate investments, if any, the Adviser may engage third-party managers or joint venture partners to operate certain investments on a day-to-day basis. Affiliates of the Adviser, including FREG, will be engaged to provide property management and other services, at prevailing market rates, for the Fund’s direct investments in real estate, if any. There can be no assurance that such managers or joint venture partners, including FREG or other affiliates of the Adviser, will be able to operate the real estate investments successfully.

Litigation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LITIGATION

The Fund may be subject to litigation from time to time. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for extended periods of time. Any litigation may require the time, attention and resources of the Adviser, the Sub-Adviser and/or the Fund. The acquisition, ownership and disposition of real properties carries certain specific litigation risks. Litigation may be commenced with respect to a property acquired by the Fund or its subsidiaries in relation to activities that took place prior to the Fund’s acquisition of such property. In addition, at the time of disposition of an individual property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such potential buyer should be awarded due diligence expenses incurred or statutory damages for misrepresentation relating to disclosure made, if such buyer is passed over in favor of another as part of the Fund’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue the Fund under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INSURANCE RISK

Certain types of losses, generally of a catastrophic nature, such as earthquakes, floods and hurricanes may be uninsurable or not economically insurable. The Fund may not obtain, or be able to require tenants to obtain, certain types of insurance if it is deemed commercially unreasonable. Under such circumstances, the insurance proceeds, if any, might not be adequate to restore the economic value of the property, which might decrease the value of the property. As a result, the insured company could lose its investments in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Environmental Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ENVIRONMENTAL RISK

The Fund may be exposed to substantial risk of loss arising from investments involving undisclosed or unknown environmental, health or occupational safety matters, or inadequate reserves, insurance or insurance proceeds for such matters that have been previously identified. Under various U.S. federal, state and local laws, ordinances and regulations, an owner of real property may be liable for the costs of removal or remediation of certain hazardous or toxic substances on or in such property. Such laws may also impose joint and several liability, which can result in a party being obligated to pay for greater than its share, or even all, of the liability involved. Such liability may also be imposed without regard to whether the owner knew of, or was responsible for, the presence of such hazardous or toxic substances and may be imposed on the owner in connection with the activities of a tenant at the property. The cost of any required remediation and the owner’s liability therefore as to any property are generally not limited under such laws and could exceed the value of the property and/or the aggregate assets of the owner. The presence of such substances, or the failure to properly remediate contamination from such substances, would adversely affect the owner’s ability to sell the real estate or to borrow funds using such property as collateral, which could have an adverse effect on the Fund’s return from such investment. Environmental claims with respect to a specific investment could exceed the value of such investment, and under certain circumstances, subject the other assets of the Fund to such liabilities. In addition, some environmental laws create a lien on contaminated property in favor of governments or government agencies for costs they incur in connection with the contamination.

The ongoing presence of environmental contamination, pollutants or other hazardous materials on a property (whether known at the time of acquisition or not) could also result in personal injury (and associated liability) to persons on the property and persons removing such materials, future or continuing property damage (which would adversely affect property value) or claims by third parties, including as a result of exposure to such materials through the spread of contaminants.

In addition, the Fund’s operating costs and performance may be adversely affected by compliance obligations under environmental protection statutes, rules and regulations relating to investments of the Fund, including additional compliance obligations arising from any change to such statutes, rules and regulations. Statutes, rules and regulations may also restrict development of, and use of, property. Certain clean-up actions brought by governmental agencies and private parties could also impose obligations in relation to the Fund’s investments and result in additional costs to the Fund. If the Fund is deemed liable for any such environmental liabilities and is unable to seek recovery against its tenant, the Fund’s business, financial condition and results of operations could be materially and adversely affected, and the amount available to make distributions could be reduced.

Further, even in cases where the Fund is indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities.

Availability of Financing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

AVAILABILITY OF FINANCING

The Fund’s business may be adversely affected by disruptions in the debt and equity capital markets and institutional lending market, including the lack of access to capital or prohibitively high costs of obtaining or replacing capital. For example, access to the capital markets and other sources of liquidity was severely disrupted during the 2008 financial crisis and the markets could, in the future, suffer another severe downturn and another liquidity crisis could emerge. There can be no assurance that any financing will be available to the Fund in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. This may reduce the Fund’s income. To the extent that financing proves to be unavailable when needed, the Fund may be compelled to modify its investment strategy to optimize the performance of the portfolio. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s business and harm the Fund’s ability to operate and make distributions.

Maturity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MATURITY RISK

The Fund’s general financing strategy is focused on the use of “match-funded” structures. This means that the Fund will seek to align the maturities of its liabilities with the maturities on its assets in order to manage the risks of being forced to refinance its liabilities prior to the maturities of its assets. In addition, the Fund plans to match interest rates on its assets with like-kind borrowings, so fixed-rate investments are financed with fixed-rate borrowings and floating-rate assets are financed with floating-rate borrowings, directly or indirectly through the use of interest rate swaps, caps and other financial instruments or through a combination of these strategies. The Fund may fail to appropriately employ match-funded structures on favorable terms, or at all. The Fund may also determine not to pursue a fully match-funded strategy with respect to a portion of its financings for a variety of reasons. If the Fund fails to appropriately employ match-funded strategies or determines not to pursue such a strategy, its exposure to interest rate volatility and exposure to matching liabilities prior to the maturity of the corresponding asset may increase substantially which could harm the Fund’s operating results, liquidity and financial condition.

Short-Term Borrowing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SHORT-TERM BORROWING RISK

The Fund may be dependent on short-term financing arrangements that are not matched in duration to its financial assets. Short-term borrowing through reverse repurchase agreements, credit facilities and other types of borrowings may be recourse to the Fund and may put the Fund’s assets and financial condition at risk. The Fund’s financing structures may economically resemble short-term, floating-rate financing and usually require the maintenance of specific loan-to-collateral value ratios and other covenants. In the event that the Fund is unable to meet the collateral obligations for its short-term financing arrangements, the Fund’s financial condition could deteriorate rapidly.

Restrictive Covenant Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RESTRICTIVE COVENANT RISKS

When providing financing, a lender may impose restrictions on the Fund that affect its distribution and operating policies and its ability to incur additional borrowings. Financing arrangements that the Fund may enter into may contain covenants that limit its ability to further incur borrowings and restrict distributions to the Shareholders or that prohibit it from discontinuing insurance coverage. Credit facilities the Fund may enter into may contain financial covenants, including a minimum unrestricted cash covenant. These or other limitations would decrease the Fund’s operating flexibility and its ability to achieve its operating objectives, including making distributions.

Risks Related to the Fund’s Status as a REIT [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Fund’s Status as a REIT

Failure to maintain our qualification as a REIT would cause us to be taxed as a regular corporation, which would substantially reduce funds available for distribution to our Shareholders.

The Fund has elected to be taxed as and intends to operate in a manner that will allow it to qualify for taxation as a REIT under the Code. However, qualification as a REIT involves the application of complex Code provisions. For some of these provisions, only a limited number of judicial or administrative interpretations exist. The Fund has not requested and does not plan to request a ruling from the Internal Revenue Service (the “IRS”) that the Fund qualifies as a REIT. Therefore, it cannot be assured that the Fund will qualify as a REIT, or that it will remain qualified as such in the future. Notwithstanding the availability of cure provisions in the Code, the Fund could fail to satisfy various requirements for maintaining its qualification for taxation as a REIT. If the Fund fails to qualify as a REIT in any tax year, and was not entitled to relief under applicable statutory provisions, then:

•     it would be taxed as a regular domestic corporation, which means being unable to deduct dividends paid to Shareholders in computing its taxable income and being subject to U.S. federal and applicable state and local income tax on its taxable income at regular corporate income tax rates;

•     any resulting tax liability could be substantial and could have a material adverse effect on the Fund’s net asset value and cash available for distribution to Shareholders; and

•     it generally would not be eligible to re-elect to be taxed as a REIT until the fifth calendar year after the year in which the Fund failed to qualify as a REIT.

In addition, if the Fund fails to qualify as a REIT, it will no longer be required to make distributions. As a result of all these factors, failure to qualify as a REIT could impair the Fund’s ability to expand our business and raise capital, and it would adversely affect the value of our Shares.

LEGISLATIVE OR REGULATORY ACTION COULD ADVERSELY AFFECT THE RETURNS TO SHAREHOLDERS.

In recent years, numerous legislative, judicial and administrative changes have been made to the U.S. federal income tax laws applicable to investments in real estate and REITs, and it is possible that additional legislation may be enacted in the future. The Fund cannot assure Shareholders that any such future changes to the U.S. federal income tax laws or regulatory changes will not adversely affect their taxation, the Fund’s business or financial results, the value of their Shares or the market value or the resale potential of the Fund’s assets. The REIT rules are regularly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department, which may result in revisions to regulations and interpretations in addition to statutory changes. If enacted, certain of such changes could have an adverse impact on our business and financial results.

We cannot predict whether, when, or to what extent any new U.S. federal tax laws, regulations, interpretations, or rulings will impact the real estate investment industry or REITs, including whether various favorable U.S. federal tax laws will be extended. Shareholders are urged to consult with their own tax advisor regarding the effect of potential future changes to the U.S. federal tax laws on an investment in the Shares.

TO MAINTAIN REIT STATUS, THE FUND MAY BE FORCED TO BORROW FUNDS DURING UNFAVORABLE MARKET CONDITIONS OR ON UNFAVORABLE TERMS.

To qualify as a REIT, the Fund must distribute annually to its Shareholders dividends equal to at least 90% of its net taxable income, determined without regard to the dividends-paid deduction and excluding net capital gains. The Fund will be subject to regular corporate income taxes on any undistributed REIT taxable income, each year, including any undistributed net capital gains. Additionally, the Fund will be subject to a 4% nondeductible excise tax on any amount by which distributions paid (or deemed paid) by it in any calendar year are less than the sum of 85% of its ordinary income, 95% of its capital gain net income and 100% of its undistributed income from previous years. Payments the Fund makes to its Shareholders under its share repurchase plan may not be taken into account for purposes of these distribution requirements. If the Fund does not have sufficient cash to make distributions necessary to preserve its REIT status for any year or to avoid taxation, the Fund may be forced to borrow funds or sell assets even if the market conditions at that time are not favorable for these borrowings or sales. We cannot assure you that we will have access to such capital on favorable terms at the desired times, or at all, which may cause us to curtail our investment activities or dispose of assets at inopportune times or on unfavorable terms, which could materially and adversely affect our financial condition, results of operations, cash flow, cash available for distribution, and ability to service our debt obligations.

COMPLYING WITH REIT REQUIREMENTS MAY CAUSE US TO FOREGO OTHERWISE ATTRACTIVE OPPORTUNITIES OR LIQUIDATE OTHERWISE ATTRACTIVE INVESTMENTS.

To qualify as a REIT, the Fund is required at all times to satisfy tests relating to, among other things, the sources of its income, the nature and diversification of its assets, the ownership of its stock and the amounts it distributes to its Shareholders. Compliance with the REIT requirements may impair the Fund’s ability to operate solely on the basis of maximizing profits. For example, the Fund may be required to make distributions to Shareholders at disadvantageous times or when the Fund does not have funds readily available for distribution.

In addition, to qualify as a REIT, at the end of each calendar quarter, at least 75% of the value of the Fund’s assets must consist of cash, cash items, government securities and qualified real estate assets. The remainder of its investments in securities (other than qualified real estate assets and government securities) generally cannot include securities which represent more than 10% of the value or voting power of any one issuer (for this purpose, securities that constitute “straight debt” are excluded) unless the Fund and such issuer jointly elect for such issuer to be treated as a TRS. Debt will generally constitute “straight debt” if the debt is a written unconditional promise to pay on demand or on a specified date a certain sum of money, the debt is not convertible, directly or indirectly, into stock, and the interest rate and the interest payment dates of the debt are not contingent on profits, the borrower’s discretion, or similar factors. Additionally, no more than 5% of the value of the Fund’s assets (other than government securities and qualified real estate assets) can consist of the securities of any one issuer, no more than 25% of the value of our assets may be represented by securities of one or more TRS (20% for taxable years beginning before December 31, 2025), and no more than 25% of the value of Fund’s total assets may be represented by debt instruments of publicly offered REITs that are not secured by mortgages on real property or interests in real property. If the Fund fails to comply with these requirements at the end of any calendar quarter, the Fund must dispose of all or a portion of such non-compliant assets within 30 days after the end of such calendar quarter or qualify for certain statutory relief provisions to avoid losing its REIT qualification and suffering adverse tax consequences. In order to satisfy these requirements and maintain its qualification as a REIT, the Fund may be forced to liquidate assets from its portfolio or not make otherwise attractive investments. These actions could have the effect of reducing the Fund’s income and amounts available for distribution to its Shareholders.

SHAREHOLDERS MAY BE RESTRICTED FROM ACQUIRING OR TRANSFERRING CERTAIN AMOUNTS OF SHARES.

For the Fund to qualify as a REIT under the Code, not more than 50% of the value of its outstanding Shares may be owned, beneficially or constructively, by five or fewer individuals (including certain entities treated as individuals for this purpose) at any time during the last half of a taxable year. Additionally, at least 100 persons must beneficially own our capital stock during at least 335 days of a taxable year. The Declaration of Trust contains certain transfer and ownership limitations intended to assist the Fund in continuing to satisfy the share ownership requirements that apply to REITs. However, the rules that apply to determine ownership of a REIT are complex. If the Fund were to fail to satisfy a share ownership requirement and was unable to avail itself of any applicable relief provisions, it would fail to qualify for taxation as a REIT.

EVEN IF WE QUALIFY AS A REIT, WE MAY FACE OTHER TAX LIABILITIES THAT REDUCE OUR CASH FLOW.

Even if the Fund qualifies for taxation as a REIT, the Fund may be subject to certain U.S. federal, state and local taxes on the Fund’s income and assets, on taxable income that the Fund does not distribute to its Investors, on net income from certain “prohibited transactions,” and on income from some activities conducted as a result of a foreclosure, and state or local income, property and transfer taxes. For example, to the extent the Fund satisfies the 90% distribution requirement but distribute less than 100% of the Fund’s REIT taxable income, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income and gain. The Fund also will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes (or is deemed to distribute) to its Shareholders in a calendar year is less than a minimum amount specified under the Code. As another example, the Fund is subject to a 100% “prohibited transaction” tax on any gain from a sale of property that is characterized as held for sale in the ordinary course of business, rather than investment, for U.S. federal income tax purposes, unless the Fund earns the gain through a TRS. While a safe harbor to the characterization of the sale of real property by a REIT as a “prohibited transaction” is available, there is no assurance that the Fund can comply with the safe harbor or that the Fund will avoid owning property that may be characterized as held primarily for sale to customers in the ordinary course of business. Further, any TRS that the Fund establishes will be subject to regular corporate U.S. federal, state and local taxes. Any of these taxes would decrease cash available for distribution to Shareholders.

THE BOARD MAY REVOKE THE FUND’S REIT ELECTION.

The Declaration of Trust authorizes the Board to revoke or otherwise terminate its REIT election, without the approval of the Fund’s Shareholders, if it determines that it is no longer in the Fund’s best interests to qualify as a REIT. The Board has fiduciary duties to the Fund and its Shareholders and could only cause such changes in the Fund’s tax treatment if it determines in good faith that such changes are in the Fund’s best interests and in the best interests of the Shareholders. In this event, the Fund would become subject to U.S. federal income tax on its taxable income, and the Fund would no longer be required to distribute most of its net income to its Shareholders, which may cause a reduction in the total return to its Shareholders.

PARTICIPATING IN THE FUND’S DRIP WILL RESULT IN A DEEMED DIVIDEND TO PARTICIPATING SHAREHOLDERS, WHICH MAY BE TAXABLE.

If a Shareholder participates in the Fund’s DRIP, such Shareholder will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in the Fund’s shares. Therefore, unless the Shareholder is a tax-exempt entity or the distribution was designated as a tax-free return of capital, such Shareholder may be forced to use funds from other sources to pay its tax liability on the reinvested dividends.

DIVIDENDS PAYABLE TO REITS DO NOT QUALIFY FOR THE REDUCED TAX RATES AVAILABLE FOR SOME DIVIDENDS.

The maximum tax rate applicable to qualified dividend income payable to certain non-corporate U.S. shareholders, including individuals, is currently 20%. Dividends payable by REITs, however, generally are not eligible for the reduced rates. REIT dividends that are not designated as qualified dividend income or capital gain dividends are taxable as ordinary income, the current maximum rate of which is 37% (“ordinary income dividends”). Although this does not adversely affect the taxation of REITs or dividends payable by REITs, the more favorable rates applicable to regular corporate qualified dividend income could cause certain non-corporate investors to perceive investments in REITs to be relatively less attractive than investments in the stocks of non-REIT corporations that pay dividends. However, non-corporate U.S. taxpayers are generally allowed to deduct 20% of the aggregate amount of REIT ordinary income dividends, subject to certain limitations, which would reduce the maximum marginal effective tax rate for individuals on such REIT ordinary income dividends to 29.6%. Potential investors are urged to consult with their tax advisors regarding the availability of this deduction and their effective tax rate with respect to REIT ordinary income dividends.

MEZZANINE LOANS THAT THE FUND ACQUIRES MAY NOT QUALIFY AS “REAL ESTATE ASSETS” FOR PURPOSES OF THE REIT TESTS.

The Fund may acquire mezzanine loans (i.e., loans secured by a pledge of the ownership interests in an entity which directly or indirectly owns property). The IRS has provided a safe harbor which, if met, provides greater certainty that a mezzanine loan will be treated as a “real estate asset” for purposes of the REIT asset and the interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. The Fund may acquire mezzanine loans that do not meet all of the requirements of this safe harbor. In the event the Fund owns a mezzanine loan that does not meet the safe harbor, the IRS could challenge such loan’s treatment as a real estate asset for purposes of the REIT asset and income tests and, if such a challenge were sustained, the Fund could fail to qualify as a REIT.

THE FUND MAY CONDUCT BUSINESS THROUGH TRSs.

The Fund may conduct certain activities or invest in assets through one or more TRSs. A TRS is a corporation in which a REIT directly or indirectly holds stock and that has made a joint election with such REIT to be treated as a TRS. Other than some activities relating to management of hotel and health care properties, a TRS may generally engage in any business, including the provision of customary or non-customary services to tenants of its parent REIT. However, the TRS is subject to U.S. federal income tax as a C corporation and will pay U.S. federal and state and local income taxes on its taxable income.

In addition, if the economic arrangements between the Fund and any of its TRSs are not conducted on an arm’s-length basis, the Fund must pay a 100% excise tax on certain payments that it makes or receives. The Fund intends to structure transactions with any TRS on terms that it believes are arm’s length to avoid incurring the 100% excise tax described above, however, the IRS may successfully assert that the economic arrangements of the Fund’s intercompany transactions are not comparable to similar arrangements between unrelated parties.

No more than 25% of the value of a REIT’s total assets (20% for taxable years beginning on or before December 31, 2025) may consist of stock or securities of one or more TRSs. This requirement limits the extent to which the Fund can hold assets or conduct its activities through TRSs. The values of the TRS and the Fund’s assets may not be precisely determined and may change in the future. If the Fund fails to comply with these requirements at the end of any calendar quarter, it must correct the failure within 30 days after the end of the calendar quarter or qualify for certain statutory relief provisions to avoid losing its REIT qualification and suffering adverse tax consequences. As a result, we may be required to liquidate otherwise attractive investments. These actions could have the effect of reducing our income and amounts available for distribution to our stockholders.

THE REIT QUALIFICATION RULES MAY LIMIT THE FUND’S ABILITY TO HEDGE INTEREST RATE RISK.

Although the Fund does not intend to hedge its interest rate risk, Shareholders should be aware that the REIT provisions of the Code may limit the Fund’s ability to hedge its assets and operations. Under these provisions, any income that the Fund generates from hedging transactions will be excluded from gross income for purposes of the 75% and 95% REIT gross income tests if: (i) the instrument (A) hedges interest rate risk or foreign currency exposure on liabilities used to carry or acquire real estate assets, (B) hedges risk of currency fluctuations with respect to any item of income or gain that would be qualifying income under the 75% or 95% gross income tests or (C) hedges a position entered into pursuant to clause (A) or (B) after the extinguishment of such liability or disposition of the asset producing such income; and (ii) such instrument is properly identified under applicable Treasury Regulations. Income from hedging transactions that does not meet these requirements will generally constitute non-qualifying income for purposes of both the 75% and 95% gross income tests. As a result of these rules, the Fund may have to limit its use of hedging techniques that might otherwise be advantageous or implement those hedges through a TRS. This could increase the cost of the Fund’s hedging activities because its TRS would be subject to tax on gains or expose it to greater risks associated with changes in interest rates than the Fund would otherwise want to bear. In addition, losses in a TRS will generally not provide any tax benefit, except for being carried forward against future taxable income of the TRS.

INVESTMENTS IN “TAXABLE MORTGAGE POOLS” COULD RESULT IN ADVERSE TAX CONSEQUENCES FOR TAX-EXEMPT AND NON-U.S. SHAREHOLDERS.

Securitizations of CMBSs and CRE CLOs could result in the creation of “taxable mortgage pools” for U.S. federal income tax purposes. So long as the Fund owns 100% of the equity interests in a taxable mortgage pool, the Fund’s REIT status generally would not be adversely affected by the characterization of the securitization as a taxable mortgage pool. Certain categories of shareholders, however, such as foreign shareholders eligible for treaty or other benefits, shareholders with net operating losses, and certain tax-exempt shareholders that are subject to unrelated business income tax, could be subject to increased taxes on a portion of their dividend income from the Fund that is attributable to the taxable mortgage pool.

INVESTMENTS IN CONSTRUCTION LOANS COULD AFFECT THE FUND’S QUALIFICATION AS A REIT.

The Fund may invest in construction loans. In order for the construction loan to constitute a “qualifying asset” under the REIT tests, the value of the real property securing the construction loan must be equal to or greater than the highest outstanding principal amount of the construction loan during any taxable year. If the construction loan constitutes a “qualifying asset”, the construction loan will count toward the REIT’s 75% asset test and the interest from such construction loan generally will be qualifying income for purposes of the REIT gross income tests. For purposes of determining the value of the real property securing a construction loan, the real property is generally valued at the fair market value of the land plus the reasonably estimated cost of the improvements or developments (other than personal property) that secure the loan and that are to be constructed from the proceeds of the loan. There can be no assurance that the IRS would not challenge the Fund’s estimate of the loan value of the real property.

THE PROHIBITED TRANSACTION TAX MAY LIMIT THE FUND’S ABILITY TO DISPOSE OF CERTAIN PROPERTIES.

The Fund’s ability to dispose of property may be restricted as a result of the Fund’s REIT status. The Fund will be subject to a 100% tax on any gain realized on the sale or other disposition of any property (other than foreclosure property) that it owns, directly or through a subsidiary (other than a TRS), that is deemed to be inventory or property held primarily for sale to customers in the ordinary course of trade or business. Whether property is inventory or otherwise held primarily for sale to customers in the ordinary course of a trade or business depends on the particular facts and circumstances surrounding each property. The Code provides safe harbors to avoid the characterization of the sale of property by a REIT as a “prohibited transaction”. The Fund intends to avoid the 100% prohibited transaction tax by (1) conducting activities that may otherwise be considered prohibited transactions through a TRS, (2) conducting its operations in such a manner to hold property for investment rather than as held primarily for sale, or (3) structuring dispositions of the Fund’s properties in a way to comply with the safe harbors available under the Code. However, no assurance can be given that any particular property will not be treated as inventory or property held primarily for sale to customers in the ordinary course of a trade or business or that a safe harbor will apply.

CHARACTERIZATION OF REVERSE REPURCHASE AGREEMENTS MAY AFFECT THE FUND’S QUALIFICATION AS A REIT.

The Fund is party to certain reverse repurchase agreements whereby the Fund will sell assets to the counterparty to the agreement and receives cash from the counterparty. The Fund agrees to repurchase such assets at an agreed upon date and price, and the counterparty is obligated to resell the assets back to the Fund at the end of the term specified in the reverse repurchase agreement and at the price specified in the reverse repurchase agreement. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities. The Fund intends to limit its reverse repurchase agreements to those under which, for U.S. federal income tax purposes, it will be treated as the owner of the assets that are the subject of the reverse repurchase agreements and that the reverse repurchase agreements will be treated as secured borrowing transactions notwithstanding that such agreements may transfer record ownership of the assets to the counterparty during the term of the agreement. It is possible, however, that the IRS could successfully assert that the Fund did not own these assets during the term of the reverse repurchase agreements, in which case, the Fund will be treated as having sold the underlying assets of the repurchase agreements and, therefore, the underlying assets of the reverse repurchase agreement and the income generated by such assets will not be included in the REIT asset and gross income tests.

OUR QUALIFICATION AS A REIT AND EXEMPTION FROM U.S. FEDERAL INCOME TAX WITH RESPECT TO CERTAIN ASSETS MAY BE DEPENDENT ON THE ACCURACY OF LEGAL OPINIONS OR ADVICE RENDERED OR GIVEN OR STATEMENTS BY THE ISSUERS OF ASSETS THAT WE ACQUIRE, AND THE INACCURACY OF ANY OPINIONS, ADVICE OR STATEMENTS MAY ADVERSELY AFFECT OUR REIT QUALIFICATION AND RESULT IN SIGNIFICANT CORPORATE-LEVEL TAX.

The Fund may make investments in securities or other assets whose U.S. income tax treatment is not entirely clear, the Fund may rely on opinions or advice of counsel for the issuer of such securities, or statements made in related offering documents, for purposes of determining whether such securities represent debt or equity securities for U.S. federal income tax purposes, and also to what extent those securities constitute REIT real estate assets for purposes of the REIT asset tests and produce income which qualifies under the 75% REIT gross income test. In addition, when purchasing the equity tranche of a securitization, the Fund may rely on opinions or advice of counsel regarding the qualification of the securitization for exemption from U.S. corporate income tax and the qualification of interests in such securitization as debt for U.S. federal income tax purposes. The inaccuracy of any such opinions, advice or statements may adversely affect the Fund’s REIT qualification and result in significant corporate-level tax.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INTEREST RATE RISK

The Fund’s financial performance will be influenced by changes in interest rates; in particular, such changes may affect the performance of real estate-related debt investments and publicly traded commercial real estate securities to the extent such debt does not float as a result of floors or otherwise. Changes in interest rates, including changes in expected interest rates or “yield curves,” affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain publicly traded commercial real estate securities, acquire certain real estate-related debt investments at attractive prices and enter into hedging transactions. Interest rates are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political conditions, and other factors beyond its control. If market interest rates increase further in the future, the interest rate on any variable rate borrowings will increase and will create higher debt service requirements, which would adversely affect the Fund’s cash flow and could adversely impact the Fund’s results of operations.

For example, if interest rates increase, so could the Fund’s interest costs for new debt, including variable rate debt obligations under any credit facility or other financing. This increased cost could make the financing of any development or acquisition more costly. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Furthermore, shifts in the U.S. Treasury yield curve reflecting an increase in interest rates would also affect the yield required on certain of the publicly traded CRE securities and therefore their value. For instance, increasing interest rates would reduce the value of the fixed rate assets the Fund holds at the time because the higher yields required by increased interest rates result in lower market prices on existing fixed rate assets in order to adjust the yield upward to meet the market and vice versa. This would have similar effects on the Fund’s portfolio of publicly traded CRE securities and the Fund’s financial position and operations as a change in interest rates generally.

The Fund’s operating results will depend in large part on differences between the income from the Fund’s assets less its operating costs, reduced by any credit losses and financing costs. Income from the Fund’s assets may respond more slowly to interest rate fluctuations than the cost of its borrowings. Consequently, changes in interest rates, particularly short-term interest rates, may significantly influence the Fund’s net income. Increases in these rates may decrease the Fund’s net income and fair value of the Fund’s assets. Interest rate fluctuations resulting in the Fund’s interest expense exceeding the income from the Fund’s assets would result in operating losses for the Fund and may limit the Fund’s ability to make distributions. In addition, if the Fund needs to repay existing borrowings during periods of rising interest rates, it could be required to liquidate one or more of its investments at times that may not permit realization of the maximum return on those investments, which would adversely affect the Fund’s profitability. Under normal market conditions, the Fund does not intend to hedge the Fund’s exposure to interest rate risk, which may cause the Fund to incur losses that would not have been incurred had such risk been hedged.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		240 Saint Paul Street
Entity Address, Address Line Two		Suite 400
Entity Address, City or Town		Denver
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80206
City Area Code		(303)
Local Phone Number		501-8860
Contact Personnel Name		Darren Fisk
Class K Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]
Other Transaction Expenses [Abstract]
Other Transaction Expense 2 [Percent]	[2]	0.00%
Management Fees [Percent]		1.50%
Interest Expenses on Borrowings [Percent]	[2]	1.37%
Dividend and Interest Expenses on Short Sales [Percent]		0.00%
Distribution/Servicing Fees [Percent]	[3]	0.75%
Incentive Fees [Percent]	[4]	0.25%
Acquired Fund Fees and Expenses [Percent]	[5]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.62%
Total Annual Expenses [Percent]		4.50%
Waivers and Reimbursements of Fees [Percent]	[7]	(0.32%)
Net Expense over Assets [Percent]		4.18%
Expense Example, Year 01		$ 42
Expense Example, Years 1 to 3		133
Expense Example, Years 1 to 5		225
Expense Example, Years 1 to 10		$ 460
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			CLASS K
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]			45,331
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]
Other Transaction Expenses [Abstract]
Other Transaction Expense 2 [Percent]	[8]	0.00%
Management Fees [Percent]		1.50%
Interest Expenses on Borrowings [Percent]	[2]	1.37%
Dividend and Interest Expenses on Short Sales [Percent]		0.00%
Distribution/Servicing Fees [Percent]	[3]	0.00%
Incentive Fees [Percent]	[4]	0.10%
Acquired Fund Fees and Expenses [Percent]	[5]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.62%
Total Annual Expenses [Percent]		3.60%
Waivers and Reimbursements of Fees [Percent]	[7]	(0.32%)
Net Expense over Assets [Percent]		3.28%
Expense Example, Year 01		$ 33
Expense Example, Years 1 to 3		107
Expense Example, Years 1 to 5		184
Expense Example, Years 1 to 10		$ 384
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			CLASS I
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]			30,385,823
Class M Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]
Other Transaction Expenses [Abstract]
Other Transaction Expense 2 [Percent]	[8]	0.00%
Management Fees [Percent]		1.50%
Interest Expenses on Borrowings [Percent]	[2]	1.37%
Dividend and Interest Expenses on Short Sales [Percent]		0.00%
Distribution/Servicing Fees [Percent]	[3]	0.50%
Incentive Fees [Percent]	[4]	0.25%
Acquired Fund Fees and Expenses [Percent]	[5]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.62%
Total Annual Expenses [Percent]		4.25%
Waivers and Reimbursements of Fees [Percent]	[7]	(0.32%)
Net Expense over Assets [Percent]		3.93%
Expense Example, Year 01		$ 40
Expense Example, Years 1 to 3		126
Expense Example, Years 1 to 5		214
Expense Example, Years 1 to 10		$ 439
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			CLASS M
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]
Founders Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]
Other Transaction Expenses [Abstract]
Other Transaction Expense 2 [Percent]	[8]	0.00%
Management Fees [Percent]		1.50%
Interest Expenses on Borrowings [Percent]	[2]	1.37%
Dividend and Interest Expenses on Short Sales [Percent]		0.00%
Distribution/Servicing Fees [Percent]	[3]	0.00%
Incentive Fees [Percent]	[4]	0.00%
Acquired Fund Fees and Expenses [Percent]	[5]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.62%
Total Annual Expenses [Percent]		3.50%
Waivers and Reimbursements of Fees [Percent]	[7]	(0.32%)
Net Expense over Assets [Percent]		3.18%
Expense Example, Year 01		$ 32
Expense Example, Years 1 to 3		104
Expense Example, Years 1 to 5		179
Expense Example, Years 1 to 10		$ 375
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			FOUNDERS
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]			15,276,536

[1]	The Fund commenced operations on April 16, 2021.
[2]	The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its Shares. The costs associated with any such outstanding borrowings, as well as issuing and servicing debt securities, will be indirectly borne by the Shareholders. Interest payments on borrowed funds are based on estimated amounts for the current fiscal year.
[3]	The Fund has adopted a Distribution and Shareholder Service Plan for Class K Shares and Class M Shares. The Fund charges a Distribution and Shareholder Service Fee of 0.75% of the average daily net assets of the Fund attributable to Class K Shares and 0.50% of the average daily net assets of the Fund attributable to Class M Shares. The Distribution and Shareholder Service Fee is paid for sale of the Class K Shares and Class M Shares, and to reimburse the Distributor for distribution-related expenses incurred. See “Plan of Distribution.”
[4]	The Fund charges a Shareholder servicing fee of 0.10% on an annualized basis of the average daily net assets of the Fund attributable to Class I Shares, 0.25% on an annualized basis of the average daily net assets of the Fund attributable to Class K Shares, and 0.25% on an annualized basis of the average daily net assets of the Fund attributable to Class M Shares. The Fund uses these fees to compensate financial intermediaries or financial institutions for providing ongoing Shareholder servicing. See “Shareholder Servicing Plan and Distribution and Service Plan.”
[5]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investments companies and are not direct costs paid by Fund Shareholders. The “Acquired Fund Fees and Expenses” disclosed above are based on estimated amounts for the current fiscal year.
[6]	Other expenses include, but are not limited to, legal fees, audit and tax fees, custody fees, administration fees, transfer agent fees, Chief Compliance Officer and Principal Financial Officer fees, and trustees’ fees. Other expenses are based on estimated amounts for the current fiscal year.
[7]	The Adviser and the Fund have entered into the Expense Limitation Agreement pursuant to which the Adviser has contractually agreed to waive its management fee and/or pay or reimburse the ordinary annual operating expenses of the Fund to the extent necessary to limit the Fund’s operating expenses to 2.80% of the Class K Shares’ average daily net assets, 1.90% of the Class I Shares’ average daily net assets, 2.55% of the Class M Shares’ average daily net assets, and 1.80% of the Founders Shares’ average daily net assets. The Fund’s ordinary operating expenses include organization and offering costs, but exclude brokerage commissions and other similar transactional expenses, interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees (including commitment fees), taxes, litigation and indemnification expenses, judgments, and extraordinary expenses. The Adviser is entitled to seek reimbursement from the Fund of fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that a reimbursement will not cause a Class’s operating expenses (after giving effect to the reimbursement) to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement. The Expense Limitation Agreement will continue in effect through October 31, 2027 and will renew automatically for successive periods of one year thereafter, unless written notice of termination is provided by the Adviser to the Fund not less than 10 days prior to the end of the then-current term. No such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay amounts of fees waived or expenses paid or reimbursed with respect to periods prior to the date of such termination. The Board may terminate the Expense Limitation Agreement at any time on not less than 10 days’ prior notice to the Adviser, and the Expense Limitation Agreement may be amended at any time only with the consent of both the Adviser and the Board. See “Management of the Fund — Expense Limitation Agreement.
[8]	If a Shareholder requests that repurchase proceeds be paid by wire transfer, such Shareholder will be assessed an outgoing wire transfer fee at prevailing rates charged by the Administrator, currently $15.00.